United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21803

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        ---------------------------------
             (Exact name of the registrant as specified in charter)

                             2850 Quarry Lake Drive
                             ----------------------
                            Baltimore, Maryland 21209
                            -------------------------
               (Address of principle executive offices) (Zip code)

                                Theresa D. Becks
                                ----------------
                    Campbell & Company Investment Adviser LLC
                    -----------------------------------------
                             2850 Quarry Lake Drive
                             ----------------------
                            Baltimore, Maryland 21209
                            -------------------------
                    (name and address for agent for service)

        Registrant's telephone number including area code: (800) 698-7235
                                                           --------------

                   Date of fiscal year end: December 31, 2009
                                            -----------------

                     Date of reporting period: June 30, 2009

Item 1. Reports to Shareholders

                                  THE CAMPBELL
                                 MULTI-STRATEGY
                                     TRUST




                               SEMI-ANNUAL REPORT
                                  (Unaudited)

                                  June 30, 2009




                                     [LOGO]

                        THE CAMPBELL MULTI-STRATEGY TRUST

                                Table of Contents

                                                                       Section
                                                                    ------------
A Letter to Our Shareholders                                             I
Financial Statements
  Condensed Schedule of Investments                                      II
  Statement of Assets and Liabilities                                    III
  Statement of Operations                                                IV
  Statements of Changes in Shareholders' Capital (Net Assets)            V
  Financial Highlights                                                   VI
  Notes to Financial Statements                                          VII
Approval of Advisory Agreement                                           VIII

Dear Shareholder,

For the six months ended June 30, 2009 the Trust suffered a loss of (5.87)%. That loss was driven by poor performance in the equity indices and interest rate sectors, contributed to by modest losses in commodity and foreign exchange trading, and partially offset by solid gains in long/short equities trading. The story of the first six months of 2009 can be summarized by the consolidation of trends in a number of the sectors, combined with the sharp reversal in the equities markets in April and May and the markets' indecisiveness on the stability of the U.S. Dollar as a safe haven.

Equity Indices

Equity indices trading, which had been the most profitable sector for the Trust in 2008, was the worst performing sector for the first six months of 2009. The sector started positive for the Trust, as short positions on global stock indices benefitted in January and February from negative reaction to efforts in the U.S. and abroad to address the economic crisis combined with the effect of continued weak economic data. However, the Trust's short bias resulted in losses when the trend quickly reversed in March and April, as U.S. indicators, including housing and manufacturing, began to show signs of stabilization and improvement and the general tone of the economic outlook became more upbeat. Losses in the sector in March and April overshadowed gains in the first two months. The sector stabilized in May and June, as the equity markets took some time to cautiously wait to see if the recovery was truly sustainable.

Equity Long/Short

Equity Long/Short trading was a solid positive performer for the Trust for the first half of 2009. Statistical cash equity trading began the year on the right track, as high intra-month volatility created opportunities for statistical arbitrage and resulting profits in January. February saw flat performance in the sector, with modestly positive results in March, followed by modestly negative April performance. May and June again saw gains in the sector, as both the statistical mean-reversion and fundamental strategies performed well.

Fixed Income

Fixed income trading was initially positive, as January saw continued lowering of interest rates by the world's central banks, general improvement in the credit markets, and continued contraction of yield spreads. The Trust's long global bond positions realized gains in March as prices moved higher on announcements from the Swiss, British, and American central banks on their intentions to add liquidity by purchasing medium to long-term bonds in the market. March gains were partially offset by losses in the sector in April, when the equity market rally boosted investor sentiment, driving bond prices lower across the board. May saw marginally positive returns in fixed income as short-term rates in Europe climbed higher following the European Central Bank rate cut of 25 basis points and a continued steepening of the yield curve while the market awaited the central bank's reaction. June losses, however, offset the net gain of the first five months, as a surprise payroll number to the upside for May prompted an aggressive sell-off in short-term U.S. rates and raised market expectations of a rate hike in 2009. The price reaction was swift and caused particular difficulty for systematic trading.

Foreign Exchange

Foreign exchange trading was modestly negative for the period with positive results in the months of February, March, and June just outweighed by slightly negative performance in January, a very difficult April, and modest losses in May. Factors contributing to this choppy performance included: (1) the U.K. government's unprecedented move in January to give the Bank of England power to increase their position in the Royal Bank of Scotland to 70%, resulting in a late-month rally in the British Pound; (2) U.S. dollar strengthening in February as a safe haven pick as risk-aversion dominated; (3) weakening of the U.S. Dollar against several growth currencies in April, as the stock market rally led to risk-seeking; (4) continued weakening of the U.S. Dollar in May on a combination of stronger risk appetite and growing fears of structural deficiencies in the U.S.; and (5) strengthening of the U.S. Dollar in June, as investors again saw the U.S. Dollar as a safe haven, pushing it higher for the month.

Commodities

Commodity trading was also slightly negative for the first six months of 2009. Flat performance in January and February on a slowing of the negative energy trade was followed by slight losses in March on energy price swings correlated to equities and the surge of metal prices on news of China's economic stimulus plans. Commodity performance remained flat for the second quarter, as the markets seemed to pause while trying to find their way.

For the first half of 2009, many "trend-following" strategies have struggled to curb losses and eke out small gains in a market environment that is in a classic "consolidation" (trendless and choppy) period. The effect of this consolidation is particularly frustrating for many investors who have already lived through the disappointment that 2007 and 2008 performance results have fostered. Campbell has recently completed the latest of several initiatives to enhance its ability to make money on the offense, and not just play defense and dampen portfolio volatility.

As investment adviser to the Trust, Campbell maintains our commitment to ongoing research initiatives. As a result of the increased speed in the dissemination of market information and growth in market participants, the markets have reflected a greater propensity to shift risk appetite swiftly, with little pause. This shift requires Campbell to improve model agility and capability, to not only diversify by information source and by instrument, but also to diversify by investment style and look-back period. This has been our concentration since the "perfect storm" events of 2007. As newer sub-models (of core constituent models at Campbell) come into production, we can anticipate the benefit of a more dynamic, more nimble portfolio.

We believe that prudent, evolutionary change will lead us out of this lackluster performance era and back to healthier, both relative and absolute, returns for our clients. Campbell's 37-year history in the investment management business speaks to our ability to endure the difficult times and potentially provide rewards for staying the course.

Best regards,

/s/ Theresa D. Becks

Theresa D. Becks
Chief Executive Officer

                       THE CAMPBELL MULTI-STRATEGY TRUST
                       CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

                                                                      % of Net
                                              Shares     Value ($)   Asset Value
                                             --------  ------------  -----------

INVESTMENT SECURITIES
---------------------
Common Stocks (United States)
-----------------------------
  Consumer Discretionary
    Panera Bread Co. CI A *                    12,051  $    600,863        0.35%
    Other                                              $  6,021,809        3.51%
                                                       ------------  -----------
  Total Consumer Discretionary                         $  6,622,672        3.86%
                                                       ------------  -----------

  Consumer Staples
    Altria Group Inc.                          66,957  $  1,097,425        0.64%
    Other                                              $  1,195,904        0.70%
                                                       ------------  -----------
  Total Consumer Staples                               $  2,293,329        1.34%
                                                       ------------  -----------

  Energy                                               $  3,502,169        2.04%
                                                       ------------  -----------

  Financials
    New Alliance Bancshares Inc.               53,224  $    612,076        0.33%
    Other                                              $  5,828,016        3.42%
                                                       ------------  -----------
  Total Financials                                     $  6,440,092        3.75%
                                                       ------------  -----------
  Health Care                                          $  5,489,104        3.20%
                                                       ------------  -----------

  Industrials
    Northrop Grumman Corp.                     13,945  $    637,008        0.34%
    Other                                              $  6,410,330        3.76%
                                                       ------------  -----------
  Total Industrials                                    $  7,047,338        4.10%
                                                       ------------  -----------

  Information Technology
    BMC Software Inc. *                        22,835  $    771,595        0.45%
    Sybase Inc. *                              35,520  $  1,019,177        0.59%
    Other                                              $  6,621,229        3.86%
                                                       ------------  -----------
  Total Information Technology                         $  8,412,001        4.90%
                                                       ------------  -----------

  Materials
    Monsanto Co.                               11,745  $    873,123        0.48%
    Other                                              $  1,553,450        0.93%
                                                       ------------  -----------
  Total Materials                                      $  2,426,573        1.41%
                                                       ------------  -----------

  Telecommunication Services                           $    309,091        0.18%
                                                       ------------  -----------

  Utilities

              See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

                                                                      % of Net
                                              Shares     Value ($)   Asset Value
                                             --------  ------------  -----------

                                                       $  1,443,537        0.84%
                                                       ------------  -----------
Total Common Stocks (United                            $ 43,985,906       25.62%
 States)(cost - $43,795,123)                           ------------  -----------

Common Stocks (Non-United States)
---------------------------------
Australia
 Materials                                             $    113,674        0.07%
                                                       ------------  -----------
Bermuda
 Energy                                                $     39,296        0.02%
                                                       ------------  -----------
 Financials                                            $    345,512        0.20%
                                                       ------------  -----------
Total Bermuda                                          $    384,808        0.22%
                                                       ------------  -----------
Brazil
 Telecommunication Services                            $     40,465        0.02%
                                                       ------------  -----------
 Utilities                                             $    671,578        0.39%
                                                       ------------  -----------
Total Brazil                                           $    712,043        0.41%
                                                       ------------  -----------
Canada
 Energy                                                $    388,837        0.23%
                                                       ------------  -----------
 Financials                                            $    109,027        0.06%
                                                       ------------  -----------
 Information Technology                                $    194,076        0.11%
                                                       ------------  -----------
 Materials                                             $    796,714        0.46%
                                                       ------------  -----------
 Telecommunication Services                            $    414,502        0.25%
                                                       ------------  -----------
Total Canada                                           $  1,903,156        1.11%
                                                       ------------  -----------
France
 Energy                                                $    181,562        0.11%
                                                       ------------  -----------
 Health Care                                           $    504,308        0.29%
                                                       ------------  -----------
 Telecommunication Services                            $    568,343        0.33%
                                                       ------------  -----------

              See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

                                                                      % of Net
                                              Shares     Value ($)   Asset Value
                                             --------  ------------  -----------

   Utilities                                           $     60,646        0.04%
                                                       ------------  -----------
Total France                                           $  1,314,859        0.77%
                                                       ------------  -----------
Great Britain
   Energy                                              $     51,590        0.03%
                                                       ------------  -----------
Hong Kong
   Energy                                              $    123,891        0.07%
                                                       ------------  -----------
India
   Financials                                          $    112,425        0.07%
                                                       ------------  -----------
Israel
   Information Technology                              $     23,678        0.01%
                                                       ------------  -----------
Japan
   Consumer Discretionary
     Benesse                                   22,200  $    888,138        0.56%
     Honda Motor Adr                           30,249  $    827,915        0.48%
     Honda Motor Co.                           26,800  $    738,851        0.43%
     Other                                             $  5,838,864        3.36%
                                                       ------------  -----------
   Total Consumer Discretionary                        $  8,293,768        4.83%
                                                       ------------  -----------
   Consumer Staples                                    $    862,809        0.50%
                                                       ------------  -----------
   Energy                                              $    343,038        0.20%
                                                       ------------  -----------
   Financials                                          $  3,879,402        2.26%
                                                       ------------  -----------
   Health Care
     Santen Pharma Co.                         19,200  $    584,049        0.34%
     Other                                             $  1,308,758        0.76%
                                                       ------------  -----------
   Total Health Care                                   $  1,892,807        1.10%
                                                       ------------  -----------
   Industrials                                         $  5,785,312        3.37%
                                                       ------------  -----------
   Information Technology
     Keyence                                    2,900  $    592,113        0.34%
     Other                                             $  4,140,843        2.42%
                                                       ------------  -----------
   Total Information Technology                        $  4,732,956        2.76%
                                                       ------------  -----------

              See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

                                                                      % of Net
                                              Shares     Value ($)   Asset Value
                                             --------  ------------  -----------
 Materials
   Nippon Steel                               164,000  $    628,906        0.37%
   Oji Paper Co.                              143,000  $    615,070        0.36%
   Shin-Etsu Chemical Co.                      16,500  $    766,129        0.47%
   Other                                               $  4,591,546        2.65%
                                                       ------------  -----------
 Total Materials                                       $  6,601,651        3.85%
                                                       ------------  -----------

 Telecommunication Services                            $     12,088        0.01%
                                                       ------------  -----------
 Utilities
   Tohoku Electric Power Co.                   29,600  $    618,169        0.36%
   Tokyo Gas                                  245,000  $    876,043        0.51%
   Other                                               $    383,477        0.22%
                                                       ------------  -----------
 Total Utilities                                       $  1,877,689        1.09%
                                                       ------------  -----------

Total Japan                                            $ 34,281,520       19.97%
                                                       ------------  -----------

Mexico
 Consumer Staples                                      $    192,505        0.11%
                                                       ------------  -----------
 Materials                                             $        299        0.00%
                                                       ------------  -----------
 Telecommunication Services                            $    100,680        0.06%
                                                       ------------  -----------
Total Mexico                                           $    293,484        0.17%
                                                       ------------  -----------

Netherlands
 Information Technology                                $    381,386        0.22%
                                                       ------------  -----------
Papua (New Guinea)
 Materials                                             $    211,813        0.12%
                                                       ------------  -----------
Peru
 Materials                                             $     81,101        0.05%
                                                       ------------  -----------
Russia
 Telecommunication Services                            $    172,183        0.10%
                                                       ------------  -----------
South Africa
 Energy                                                $    256,310        0.15%
                                                       ------------  -----------
 Materials

              See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

                                                                      % of Net
                                              Shares     Value ($)   Asset Value
                                             --------  ------------  -----------

ASA                                                    $    175,193        0.10%
                                                       ------------  -----------
Total South Africa                                     $    431,503        0.25%
                                                       ------------  -----------
South Korea
  Telecommunication Services
  Utilities                                            $     50,820        0.03%
                                                       $     14,950        0.01%
                                                       ------------  -----------
Total South Korea                                      $     65,770        0.04%
                                                       ------------  -----------
Switzerland
  Materials
                                                       $    143,468        0.08%
                                                       ------------  -----------
Taiwan, Republic Of China
  Information Technology
    Taiwan Semiconductor Manufacturing Adr    69,174   $    650,857        0.39%
                                                       ------------  -----------
Total Common Stocks (Non-United States)
  (cost - $41,104,424)                                 $ 41,453,209       24.15%
                                                       ------------  -----------


United States Government Securities**
-------------------------------------

    Maturity
      Face            Maturity
      Value             Date          Description
------------------- ------------- -------------------
    5,000,000         7/2/2009    U.S. Treasury Bills
  (cost, including accrued interest, - $4,999,993)     $  4,999,993        2.91%
                                                       ------------  -----------

Total investment securities
  (cost - $89,899,540)                                 $ 90,439,108       52.68%
                                                       ============  ===========

PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS
-----------------------------------------------

  Description
  -----------
    Purchase options on forward currency contracts
    (premiums paid - $86,069)                          $     88,998        0.05%
                                                       ============  ===========

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

                                                                      % of Net
                                              Shares     Value ($)   Asset Value
                                             --------  ------------  -----------

WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS
---------------------------------------------

   Description
   -----------
     Written options on forward currency contracts
     (premiums received - $269,521)                    $   (168,247)     (0.10)%
                                                       ============  ===========
FUTURES CONTRACTS PURCHASED
---------------------------

   Description
   -----------
     Energy                                            $   (199,965)     (0.12)%
     Metals                                            $   (115,785)     (0.07)%
     Stock indicies                                    $    317,223       0.18%
     Short-term interest rates                         $    217,225       0.13%
     Long-term interest rates                          $     84,964       0.05%
                                                       ------------  -----------
Net unrealized gain on futures contracts purchased     $    303,662       0.17%
                                                       ------------  -----------
FUTURES CONTRACTS SOLD
----------------------

   Description
   -----------
     Energy                                            $    103,650       0.06%
     Metals                                            $     (5,066)      0.00%
     Stock indicies                                    $    381,494       0.22%
     Short-term interest rates                         $     23,275       0.01%
     Long-term interest rates                          $   (866,691)     (0.50)%
                                                       ------------  -----------
Net unrealized loss on futures contracts sold          $   (363,338)     (0.21)%
                                                       ------------  -----------
Net unrealized loss on futures contracts               $    (59,676)     (0.04)%
                                                       ============  ===========

LONG FORWARD CURRENCY CONTRACTS
-------------------------------

   Description
   -----------
     Various long forward currency contracts           $    624,474        0.36%
                                                       ------------  -----------
Total long forward currency contracts                  $    624,474        0.36%
                                                       ------------  -----------

SHORT FORWARD CURRENCY CONTRACTS
--------------------------------

   Description
   -----------

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

                                                                      % of Net
                                              Shares     Value ($)   Asset Value
                                             --------  ------------  -----------

     Various short forward currency contracts          $   (559,068)     (0.33)%
                                                       ------------  -----------
Total short forward currency contracts                 $   (559,068)     (0.33)%
                                                       ------------  -----------
Net unrealized gain on forward
  currency contracts                                   $     65,406       0.03%
                                                       ============  ===========

INVESTMENT SECURITIES SOLD SHORT
--------------------------------

Common Stocks (United States)
-----------------------------
   Consumer Discretionary
     International Speedway Corp. Cl A         27,587  $    706,779        0.41%
     Other                                             $  4,972,420        2.89%
                                                       ------------  -----------
   Total Consumer Discretionary                        $  5,679,199        3.30%
                                                       ------------  -----------
   Consumer Staples
     Alberto-Culver Co.                        43,744  $  1,112,410        0.65%
     Kellogg Co.                               13,883  $    646,531        0.38%
     Other                                             $  1,131,935        0.66%
                                                       ------------  -----------
   Total Consumer Staples                              $  2,890,876        1.69%
                                                       ------------  -----------
   Energy                                              $  1,300,525        0.75%
                                                       ------------  -----------
   Financials
     SEI Investments Co.                       33,010  $    595,500        0.35%
     Other                                             $  5,703,122        3.30%
                                                       ------------  -----------
   Total Financials                                    $  6,298,622        3.65%
                                                       ------------  -----------
   Health Care
     Alkermes Inc. ***                         62,309  $    674,183        0.39%
     Becton Dickinson & Co. ***                 8,843  $    630,594        0.37%
     Laboratory Corporation of
       America Holdings ***                    13,318  $    902,827        0.53%
     Meridian Bioscience Inc.                  37,159  $    839,050        0.49%
     Owens & Minor Inc.                        30,831  $  1,351,014        0.79%
     Other                                             $  4,204,786        2.46%
                                                       ------------  -----------
   Total Health Care                                   $  8,602,454        5.03%
                                                       ------------  -----------
   Industrials                                         $  3,701,404        2.18%
                                                       ------------  -----------
   Information Technology
     Benchmark Electronics Inc. ***            54,919  $    790,834        0.46%
     Dell Inc. ***                             43,634  $    599,095        0.35%

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

                                                                      % of Net
                                              Shares     Value ($)   Asset Value
                                             --------  ------------  -----------

  Fiserv Inc. ***                              21,879  $  1,000,089        0.58%
  Henry Jack & Associates Inc.                 67,259  $  1,395,624        0.81%
  Microsoft Corp.                              55,631  $  1,322,349        0.77%
  Texas Instruments Inc.                       31,502  $    670,993        0.39%
  Zebra Technologies Corp. Cl A ***            25,518  $    603,756        0.35%
  Other                                                $  4,169,730        2.47%
                                                       ------------  -----------
Total Information Technology                           $ 10,552,470        6.18%
                                                       ------------  -----------
Materials
  Aptargroup Inc.                              18,714  $    631,972        0.37%
  Other                                                $  1,875,725        1.08%
                                                       ------------  -----------
Total Materials                                        $  2,507,697        1.45%
                                                       ------------  -----------
Telecommunication Services                             $     12,860        0.01%
                                                       ------------  -----------
Utilities
  American Electric Power Inc.                 25,215  $    728,461        0.42%
  Other                                                $  2,049,815        1.16%
                                                       ------------  -----------
Total Utilities                                        $  2,778,276        1.58%
                                                       ------------  -----------
Total Common Stocks (United States)
  (proceeds - $43,886,498)                             $ 44,324,383       25.82%
                                                       ------------  -----------
Common Stocks (Non-United States)
---------------------------------
Bermuda
  Energy                                               $      9,628        0.01%
                                                       ------------  -----------
  Financials                                           $    228,042        0.13%
                                                       ------------  -----------
  Information Technology                               $    173,657        0.10%
                                                       ------------  -----------
Total Bermuda                                          $    411,327        0.24%
                                                       ------------  -----------
Brazil
  Consumer Staples                                     $    228,202        0.13%
                                                       ------------  -----------
  Telecommunication Services                           $     62,486        0.03%
                                                       ------------  -----------
Total Brazil                                           $    290,688        0.16%
                                                       ------------  -----------
Canada
  Consumer Discretionary

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

                                                                      % of Net
                                              Shares     Value ($)   Asset Value
                                             --------  ------------  -----------

                                                       $    312,196        0.18%
                                                       ------------  -----------
  Energy
                                                       $     45,202        0.03%
                                                       ------------  -----------
  Financials
    Bank Nova Scotia                           15,791  $    592,163        0.34%
    Other                                              $    569,927        0.33%
  Total Financials                                     $  1,162,090        0.67%
                                                       ------------  -----------
  Industrials                                          $     40,994        0.02%
                                                       ------------  -----------
  Materials                                            $     18,670        0.01%
                                                       ------------  -----------
Total Canada                                           $  1,579,152        0.91%
                                                       ------------  -----------
Chile
  Financials
    Banco Santander Chile Adr                  27,506  $  1,284,255        0.75%
                                                       ------------  -----------
  Utilities                                            $    238,595        0.14%
                                                       ------------  -----------
Total Chile                                            $  1,522,850        0.89%
                                                       ------------  -----------

France
  Financials                                           $     87,557        0.05%
                                                       ------------  -----------

Germany
  Consumer Discretionary                               $     45,047        0.03%
                                                       ------------  -----------

  Health Care                                          $    135,855        0.08%
                                                       ------------  -----------
Total Germany                                          $    180,902        0.11%
                                                       ------------  -----------
Great Britain
  Consumer Staples                                     $    202,493        0.12%
                                                       ------------  -----------
  Materials
    Anglo American                             42,135  $    616,435        0.36%
    Other                                              $     16,879        0.01%
                                                       ------------  -----------
  Total Materials                                      $    633,314        0.37%
                                                       ------------  -----------

  Telecommunication Services                           $      6,653        0.00%
                                                       ------------  -----------

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

                                                                      % of Net
                                              Shares     Value ($)   Asset Value
                                             --------  ------------  -----------

Total Great Britain                                    $    842,460        0.49%
                                                       ------------  -----------
India
  Information Technology                               $    466,922        0.27%
                                                       ------------  -----------
Ireland
  Health Care                                          $    328,901        0.19%
                                                       ------------  -----------
Japan
  Consumer Discretionary
    Asics                                      70,000  $    638,441        0.37%
    Shimano                                    16,700  $    638,680        0.37%
    Stanley Electric                           32,200  $    653,445        0.38%
    Takashimaya                                95,000  $    749,287        0.44%
    Other                                              $  3,491,260        2.02%
                                                       ------------  -----------
  Total Consumer Discretionary                         $  6,171,113        3.58%
                                                       ------------  -----------

  Consumer Staples                                     $  1,206,774        0.68%
                                                       ------------  -----------

  Energy                                               $    600,497        0.35%
                                                       ------------  -----------
  Financials
    Hokuhoku                                  312,000  $    782,547        0.46%
    Other                                              $  4,287,994        2.50%
                                                       ------------  -----------
  Total Financials                                     $  5,070,541        2.96%
                                                       ------------  -----------
  Health Care
    Eisai                                      17,300  $    616,801        0.36%
    Other                                              $  1,315,847        0.77%
                                                       ------------  -----------
  Total Health Care                                    $  1,932,648        1.13%
                                                       ------------  -----------

  Industrials
    Kurita Water Industries                    26,300  $    850,453        0.50%
    Panasonic Electric Works Co. Ltd           69,000  $    653,635        0.38%
    Other                                              $  6,758,106        3.97%
                                                       ------------  -----------
  Total Industrials                                    $  8,262,194        4.85%
                                                       ------------  -----------

  Information Technology                               $  3,827,761        2.23%
                                                       ------------  -----------
  Materials
    JSR Corp.                                  42,200  $    722,979        0.42%
    Other                                              $  3,653,625        2.12%

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

                                                                      % of Net
                                              Shares     Value ($)   Asset Value
                                             --------  ------------  -----------

                                                       ------------  -----------
  Total Materials                                      $  4,376,604        2.54%
                                                       ------------  -----------
  Telecommunication Services                           $     36,856        0.03%
                                                       ------------  -----------
  Utilities
    Tokyo Electric Power Co.                   26,800  $    688,853        0.40%
    Other                                              $    928,817        0.54%
                                                       ------------  -----------
  Total Utilities                                      $  1,617,670        0.94%
                                                       ------------  -----------

Total Japan                                            $ 33,102,658       19.29%
                                                       ------------  -----------
Luxembourg
  Materials                                            $     74,959        0.04%
                                                       ------------  -----------
Mexico
  Consumer Discretionary                               $     37,655        0.02%
                                                       ------------  -----------
  Materials                                            $     20,721        0.01%
                                                       ------------  -----------
  Telecommunication Services                           $    335,083        0.20%
                                                       ------------  -----------
Total Mexico                                           $    393,459        0.23%
                                                       ------------  -----------
People's Republic Of China
  Consumer Discretionary                               $    143,113        0.08%
                                                       ------------  -----------
  Energy                                               $     99,939        0.06%
                                                       ------------  -----------
  Financials                                           $     16,150        0.01%
                                                       ------------  -----------
Total People's Republic Of China                       $    259,202        0.15%
                                                       ------------  -----------
Puerto Rico
   Financials                                          $     17,489        0.01%
                                                       ------------  -----------
Spain
  Energy                                               $    340,588        0.20%
                                                       ------------  -----------
  Financials
    Banco Santander Cent Adr                   49,643  $    600,680        0.35%
    Other                                              $    177,548        0.10%
                                                       ------------  -----------
  Total Financials                                     $    778,228        0.45%
                                                       ------------  -----------

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

                                                                      % of Net
                                              Shares     Value ($)   Asset Value
                                             --------  ------------  -----------

Total Spain                                            $  1,118,816        0.65%
                                                       ------------  -----------
Switzerland
  Financials                                           $    123,895        0.07%
                                                       ------------  -----------
  Health Care                                          $     30,888        0.02%
                                                       ------------  -----------
Total Switzerland                                      $    154,783        0.09%
                                                       ------------  -----------
Taiwan, Republic Of China
  Information Technology                               $    129,828        0.08%
                                                       ------------  -----------
  Telecommunication Services                           $     42,746        0.03%
                                                       ------------  -----------
Total Taiwan, Republic Of China                        $    172,574        0.11%
                                                       ------------  -----------
Total Common Stocks (Non-United States)
   (proceeds - $39,995,458)                            $ 41,004,699       23.88%
                                                       ------------  -----------
Total investment securities sold short
   (proceeds - $83,881,956)                            $ 85,329,082       49.70%
                                                       ============  ===========

--------------------------------------------------------------------------------

*     Non-income producing security.

**    Pledged as collateral for the trading of forward and option contracts.

***   Security did not pay a dividend during the previous twelve months.

Adr   American Depository Receipt

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2009 (UNAUDITED)

ASSETS
 Investment in securities, at value (cost $89,899,540)              $ 90,439,108
 Options purchased, at fair value (premiums paid - $86,069)               88,998
 Cash deposits with custodian                                         77,572,118
 Cash deposits with securities broker                                 84,863,675
 Restricted cash deposits with futures broker                          9,462,720
 Cash deposits with forwards broker                                    3,772,467
 Cash                                                                    114,725
 Net unrealized gain on open forward currency contracts                   65,406
 Receivable for securities sold                                       72,289,339
 Dividends receivable                                                     69,353
 Interest receivable                                                      26,057
 Prepaid expenses                                                          6,019
                                                                    ------------
   Total assets                                                      338,769,985
                                                                    ------------

LIABILITIES
 Securities sold short at value (proceeds - $83,881,956)            $ 85,329,082
 Options written at fair value (premiums received - $269,521)            168,247
 Net unrealized loss on open futures contracts                            59,676
 Payable for securities purchased                                     71,894,751
 Accounts payable                                                        134,705
 Accrued commissions and other trading fees on open futures,
   forward currency and options on forward currency contracts             15,818
 Securities brokerage fees payable                                        46,030
 Dividends payable                                                       121,110
 Redemptions payable                                                   8,669,891
 Trading management fee payable                                          301,625
 Sales fee payable                                                       226,625
 Offering costs payable                                                  113,110
                                                                    ------------
   Total liabilities                                                 167,080,670
                                                                    ------------

NET ASSETS                                                          $171,689,315
                                                                    ============

SHAREHOLDERS' CAPITAL (Net Assets)
  164,319.465 shares outstanding at June 30, 2009;
   unlimited shares authorized                                      $171,689,315
                                                                    ------------

   Total shareholders' capital (Net Assets)
     (equivalent to $1,044.85 per share
      based on 164,319.465 shares outstanding)                      $171,689,315
                                                                    ============

                 See Accompanying Notes to Financial Statements.


                                       III

                        THE CAMPBELL MULTI-STRATEGY TRUST
                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

INVESTMENT INCOME
 Dividend income (net of foreign withholding taxes of $32,794)             $    697,203
 Interest income                                                                144,817
                                                                           ------------
   Total income                                                                 842,020
                                                                           ------------
EXPENSES
 Sales fee                                                                    1,895,407
 Trading management fee                                                       1,917,570
 Dividends on securities sold short                                             898,647
 Stock loan fees                                                                223,017
 Professional fees                                                              120,276
 Offering costs                                                                 719,092
 Custodian fees                                                                 447,322
 Trustees' fees                                                                  40,000
                                                                           ------------
   Total expenses                                                             6,261,331
                                                                           ------------
   Net investment loss                                                       (5,419,311)
                                                                           ------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
 Net realized gain (loss) from investments:
   Investment securities trading, net                                         8,237,178
   Loss on securities sold short                                             (2,851,659)
   Loss from option contracts purchased                                      (1,017,480)
   Gain from option contracts written                                         3,358,370
   Futures trading, net                                                      (9,652,018)
   Forwards trading, net                                                     (2,918,372)
                                                                           ------------
     Total net realized loss from investments                                (4,843,981)
                                                                           ------------

 Net change in unrealized appreciation (depreciation) of investments:
   Investment securities trading                                               (787,084)
   Gain on investment securities sold short                                     694,975
   Gain from option contracts purchased                                          40,321
   Gain from option contracts written                                            73,908
   Futures trading                                                             (195,520)
   Forwards trading                                                            (752,131)
                                                                           ------------
     Net change in unrealized appreciation (depreciation) of investments       (925,531)
                                                                           ------------
       Net realized and unrealized loss from investments                     (5,769,512)
                                                                           ------------
        Net decrease in net assets from operations                         $(11,188,823)
                                                                           ============

                 See Accompanying Notes to Financial Statements.


                                       IV

                        THE CAMPBELL MULTI-STRATEGY TRUST
           STATEMENTS OF CHANGES IN SHAREHOLDERS' CAPITAL (NET ASSETS)
               FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)
                      AND THE YEAR ENDED DECEMBER 31, 2008

                                                      Total       Shareholder's
                                                    Number of        Capital
                                                     Shares       (Net assets)
                                                  -------------   -------------

Balances at December 31, 2007                       205,017.841   $ 217,431,950
                                                  -------------   -------------
Increase (decrease) in net assets from
 operations:
 Net investment loss                                                 (3,651,350)
 Net realized gain from investments                                   9,866,379
 Net change in unrealized appreciation of
 investments                                                          4,519,001
                                                                  -------------
   Increase in net assets from operations                            10,734,030
                                                                  -------------
Capital transactions:
 Shareholder subscriptions                           29,687.855      32,253,430
 Shareholder redemptions                            (56,121.443)    (62,190,429)
                                                  -------------   -------------
   Total capital transactions                       (26,433.588)    (29,936,999)
                                                  -------------   -------------

Balances at December 31, 2008                       178,584.253     198,228,981
                                                  -------------   -------------
Increase (decrease) in net assets from
 operations:
 Net investment loss                                                 (5,419,311)
 Net realized loss from investments                                  (4,843,981)
 Net change in unrealized (depreciation) of
 investments                                                           (925,531)
                                                                  -------------
   Decrease in net assets from operations                           (11,188,823)
                                                                  -------------

Capital transactions:
 Shareholder subscriptions                            1,698.522       1,850,905
 Shareholder redemptions                            (15,963.310)    (17,201,748)
                                                  -------------   -------------
   Total capital transactions                       (14,264.788)    (15,350,843)
                                                  -------------   -------------
Balances at June 30, 2009                           164,319.465   $ 171,689,315
                                                  =============   =============

                    See Accompanying Notes to Financial Statements.

                                        V

                        THE CAMPBELL MULTI-STRATEGY TRUST
                              FINANCIAL HIGHLIGHTS

The following information presents per share operating performance data and other supplemental financial data for the period ended June 30, 2009 and the years ended December 31, 2008, 2007, 2006, 2005 and 2004. This information has been derived from information presented in the financial statements.

Per Share Performance
(for a share outstanding throughout the entire period)


                                     For the Period   For the Year    For the Year    For the Year    For the Year   For the Period
                                         Ended            Ended           Ended           Ended          Ended           Ended
                                        June 30,      December 31,    December 31,    December 31,    December 31,    December 31,
                                          2009             2008            2007            2006           2005            2004
                                     --------------   -------------   -------------   -------------   ------------   --------------
Net asset value per share,
 beginning of period                 $     1,110.00   $    1,060.55   $    1,321.50   $    1,332.76   $   1,147.79   $     1,052.74
                                     --------------   -------------   -------------   -------------   ------------   --------------
Income (loss) from operations:

 Net realized and
  unrealized
  gain (loss) on
  investment
  transactions (1)                           (34.28)          67.61         (261.47)          (7.27)        257.24           152.88

 Net investment
  income (loss) (1)                          (30.87)         (18.16)           0.52           (3.99)        (72.27)          (57.83)
                                     --------------   -------------   -------------   -------------   ------------   --------------
  Total from
   investment
   operations                                (65.15)          49.45         (260.95)         (11.26)        184.97            95.05
                                     --------------   -------------   -------------   -------------   ------------   --------------
Net asset value per
 share at end of period              $     1,044.85   $    1,110.00   $    1,060.55   $    1,321.50   $   1,332.76   $     1,147.79
                                     ==============   =============   =============   =============   ============   ==============
Total Return                                  (5.87)%          4.66%         (19.75)%         (0.84)%        16.12%            9.03%
                                     ==============   =============   =============   =============   ============   ==============

Total Return
 prior to performance fee                     (5.87)%         4.66%          (19.24)%         (0.81)%        19.35%           10.34%
                                     ==============   =============   =============   =============   ============   ==============
Supplemental Data

 Net Assets at the end
 of period                           $  171,689,315   $ 198,228,981   $ 217,431,950   $ 291,882,817   $ 26,557,216   $   19,691,165

Ratios to average net asset value:

 Net expenses prior to
  performance fee (3)                          6.56%           3.74%           5.48%           6.34%          6.07%            5.54%

 Performance Fee                               0.00%           0.00%           0.45%           0.07%          3.40%            1.73%
                                     --------------   -------------   -------------   -------------   ------------   --------------
   Net expenses (3)                            6.56%           3.74%           5.93%           6.41%          9.47%            7.27%
                                     ==============   =============   =============   =============   ============   ==============
 Net investment income
   (loss) (3)                                 (5.68)%         (1.66)%          0.04%          (0.32)%        (5.65)%         (5.07)%
                                     ==============   =============   =============   =============   ============   ==============
Portfolio turnover
rate (2)                                      4,272%          4,471%          1,000%            724%         1,474%           1,849%
                                     ==============   =============   =============   =============   ============   ==============


Total returns are calculated based on the change in value of a share during the period. An individual shareholder's total returns and ratios may vary from the above total returns and ratios based on the timing of additions and redemptions.

--------------------------------------------------------------------------------

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                              FINANCIAL HIGHLIGHTS

(1) Net investment income (loss) per share is calculated by dividing the net investment income (loss) by the average number of shares outstanding during the period. Net realized and unrealized gain (loss) on investment transactions is a balancing amount necessary to reconcile the change in net asset value with the other per share information.

(2)   Applies only to the equities portion of the portfolio.

(3) Such percentages are after the waived trading management fee. The Advisor voluntarily waived its trading management fee equal to 2.01% of average net assets for the year ended December 31, 2008 and a portion of its trading management fee equal to 0.60% of average net assets for the year ended December 2007.

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2009 (UNAUDITED)

Note 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.    General Description of the Trust

      The Campbell Multi-Strategy Trust (the Trust) was converted to a statutory trust under the laws of Delaware on June 28, 2005. The Trust is the successor entity to the Campbell Multi-Strategy Fund L.L.C, which began trading on November 6, 2003. As of the date of the conversion, Campbell & Company, Inc. (CCI) was the sole unitholder of Campbell Multi-Strategy Fund L.L.C. Each of CCI's units outstanding in Campbell Multi-Strategy Fund L.L.C. was exchanged for one share of The Campbell Multi-Strategy Trust.

      The Trust engages in the speculative trading of securities, futures contracts, forward currency contracts and options of forward currency contracts. The Trust is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in a private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of commodity brokers, securities brokers and interbank market makers through which the Trust trades.

B.    Method of Reporting

      The Trust's financial statements are presented in accordance with accounting principles generally accepted in the United States of America, which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

      For purposes of both financial reporting and calculations of redemption value, Net Asset Value per share is calculated by dividing Net Assets by the number of outstanding shares.

C.    Cash

      Cash includes cash and short-term time deposits held at financial institutions.

D.    Futures, Forward Currency and Options on Forward Currency Contracts

      Investment transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract purchase price and market price) are reported in the statement of assets and liabilities. The market value of futures contracts is determined by the various futures exchanges, and reflects the settlement price for each contract as of the close of the last business day of the reporting period. The market value of forward currency (non-exchange traded) contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) of the last business day of the reporting period. The market value of option (non-exchange traded) contracts is calculated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations.

      When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.


                                      VII-1

                        THE CAMPBELL MULTI-STRATEGY TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2009 (UNAUDITED)

E.    Investment Securities

      Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. Securities transactions are recorded on the trade date. The Trust sells securities not owned at the time of sale (a "short sale"). When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the short sale. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. Treasury bills securities are stated at cost plus accrued interest, which approximates market value.

      The Trust's trading in Japanese securities is completed each day prior to the close of business in the United States (U.S) markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Investment Adviser, those securities may be valued at fair value as determined in good faith by the Investment Adviser.

F.    Statement of Financial Accounting Standard No. 157 Disclosure

      As of January 1, 2008, the Trust adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurement, or SFAS No. 157. SFAS No. 157 provides guidance for determining fair value and requires increased disclosure regarding the inputs to valuation techniques used to measure fair value. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

      SFAS No. 157 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

      Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

      Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts and options on forward currency contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes U.S. Treasury bills.

      Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the period ended June 30, 2009, the Trust did not have any Level 3 assets or liabilities.

      The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair value on a reoccurring basis as of June 30, 2009.


                                      VII-2

                        THE CAMPBELL MULTI-STRATEGY TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2009 (UNAUDITED)

                                                     Fair Value at June 30, 2009
                                    -----------------------------------------------------------
Description                            Level 1         Level 2         Level 3        Total
---------------------------         ------------    ------------    ------------   ------------
Investments
-----------
 Investment securities              $ 90,439,108    $          0    $          0   $ 90,439,108
 Investment securities sold short    (85,329,082)              0               0    (85,329,082)
Other Financial Instruments
---------------------------
Exchange traded futures contracts        (59,676)              0               0        (59,676)
Forward currency contracts                     0          65,406               0         65,406
 Options purchased                             0          88,998               0         88,998
 Options written                               0        (168,247)              0       (168,247)
                                    ------------    ------------    ------------   ------------
Total                               $  5,050,350    $    (13,843)   $          0   $  5,036,507
                                    ============    ============    ============   ============

G.    Income Taxes

      The Trust prepares calendar year U.S. and applicable state information tax returns and reports to the shareholders their allocable shares of the Trust's income, expenses and trading gains or losses. Income taxes have not been provided, as each shareholder is individually liable for the taxes, if any, on their share of the Trust's income and expenses.

      Management has continued to evaluate the application of Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (FIN 48)," to the Trust, and has determined that no reserves for uncertain tax positions were required to have been recorded as a result of the adoption of FIN 48. Management is not aware of any tax positions for which it is reasonable possible that the total amounts of unrecognized tax benefits will signifcantly increase or decrease within twelve months. The Trust files federal and state tax returns. The 2005 through 2008 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

H.    Offering Costs

      Campbell & Company Investment Adviser LLC (the Adviser) has incurred all costs in connection with the initial and ongoing offering of shares of the Trust (offering costs). The Trust's liability for offering costs is limited to the maximum of total offering costs incurred by the Adviser subject to an annual cap of 0.75% of the Trust's average month-end net assets. Any offering costs that have not been reimbursed within three years of being incurred will not be reimbursed by the Trust. The Trust is only liable for the payment of offering costs on a monthly basis as calculated based on the limitations stated above. At June 30, 2009, the Trust reflects a liability in the statement of assets and liabilities for offering costs payable to the Adviser of $113,110. The amount of monthly reimbursement due to the Adviser is charged directly to expense.

      If the Trust terminates prior to completion of payment of the calculated amounts to the Adviser, the Adviser will not be entitled to any additional payments, and the Trust will have no further obligation to the Adviser. At June 30, 2009, the amount of unreimbursed offering costs incurred by the Adviser is $1,954,786.

I.    Foreign Currency Transactions

      The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of financial condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

                                      VII-3

                        THE CAMPBELL MULTI-STRATEGY TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2009 (UNAUDITED)

J.      Recently Issued Accounting Pronouncements

         In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165, "Subsequent Events"(SFAS 165). SFAS 165 establishes general standards of accounting for and disclosure of events that occur after the statement of financial condition date but before the financial statements are issued or available to be issued. SFAS 165 is effective for financial statements issued for interim and annual periods ending after June 15, 2009. See Note 12.

Note 2. INVESTMENT ADVISER

        The Investment Adviser of the Trust is Campbell & Company Investment Adviser LLC (the Adviser). The Adviser manages the Trust pursuant to the Investment Advisory Agreement (the Agreement). In accordance with the Agreement, the Adviser is paid a monthly management fee of 1/12 of 2% of the Trusts month-end Net Assets (as defined in the Agreement) and a quarterly performance fee of 20% of any Aggregate Cumulative Appreciation (as defined).

Note 3. SALES FEE

        Shareholders of the Trust have approved a monthly sales fee equal to 1/12 of 2% of Net Assets (as defined) payable directly to the placement agents.

Note 4. ADMINISTRATIVE EXPENSES

        Operating expenses of the Trust including professional, trustee fees and miscellaneous expenses are limited to 0.5% per year of the average month-end Net Asset Value of the Trust. Any amounts exceeding the limit will be subsequently payable by the Trust as the Trust is able within the aforementioned limit of three years of being incurred. Actual operating expenses were less than 0.5% of average month-end Net Asset Value for the period ended June 30, 2009.

Note 5. DEPOSITS WITH COMMODITY BROKER

        The Trust deposits funds with a broker, subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements. Purchases and sales of futures contracts require margin deposits with the commodity broker. Additional margin deposits may be necessary for any loss in contract value. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with such broker. The Trust earns interest income on its assets deposited with the broker.

        The Commodity Exchange Act requires a commodity broker to segregate all customer transactions and assets from such commodity broker's proprietary activities. A customer's cash and other property (for example, U.S. Treasury bills) deposited with a broker are considered commingled with all other customer funds subject to the commodity broker's segregation requirements. In the event of a commodity broker's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

Note 6. DEPOSITS WITH CUSTODIAN

        The Trust deposits cash and purchased securities with a custodian subject to Securities and Exchange Commission regulations and custodian requirements. Margin requirements on securities sold short with the securities broker are satisfied by the pledge of cash and securities held by the custodian. The Trust earns interest income on its assets deposited with the custodian. The Trust pays stock loan fees on assets borrowed from the security broker.

        Assets on deposit with a custodian are subject to credit risk. In the event of a custodian's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.


                                      VII-4

                        THE CAMPBELL MULTI-STRATEGY TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2009 (UNAUDITED)

NOTE 7. SUBSCRIPTIONS, REPURCHASES AND DISTRIBUTIONS

        Shares are offered at the Net Asset Value per Share on the last day of each month by subscription agreement, subject to acceptance by the Board of Trustees of the Trust.

        The Trust will make offers to repurchase its shares at quarterly intervals pursuant to Rule 23c-3 under the 1940 Act, and the Board of Trustees may place such conditions and limitations on the repurchase offers as may be permitted under that rule. The Trust intends to conduct quarterly repurchase offers for between 5% and 25% of the Trust's outstanding Shares. The deadline by which the Trust must receive repurchase requests submitted by Shareholders in response to each repurchase offer ("Repurchase Request Deadline") will be set as of the end of each quarterly period pursuant to a policy approved by the Board of Trustees. The date on which the repurchase price for shares is to be determined (the "Repurchase Pricing Date") shall occur no later than fourteen days after the Repurchase Request Deadline (or the next business day, if the fourteenth day is not a business day). A Shareholder may request and receive the repurchase of shares owned, subject to these restrictions.

        During the six months ended June 30, 2009, the Trust completed two quarterly repurchase offers. In each offer, the Trust offered to repurchase up to 25% of the number of its outstanding shares as of the Repurchase Pricing Date. The results of each repurchase offer were as follows:


                                                         Repurchase         Repurchase
                                                       March 31, 2009     June 30, 2009
                                                     ------------------   ---------------
        Commencement Date                            February 13, 2009     May 15, 2009
        Percentage of Outstanding Shares Tendered                 4.3%             4.8%
        Percentage of Outstanding Shares Repurchased              4.3%             4.8%
        Amount of Repurchase                         $       8,531,857   $    8,669,891

        The Trust is not required to make distributions, but may do so at the sole discretion of the Board of Trustees.

Note 8. SECURITIES TRANSACTIONS

        The aggregate cost of purchases and the proceeds from sales of investment securities (excluding U.S. government obligations) for the period ended June 30, 2009 were $2,751,821,997 and $2,757,146,753, respectively.

        The U.S. federal income tax basis of the Trusts investments at June 30, 2009 was as follows:

        Investment securities                                      $ 90,439,108
        Securities sold short                                       (85,329,082)
        Open forward currency contracts                                  79,779
        Open futures contracts                                          603,304
        Option contracts written                                       (168,247)
        Option contracts purchased                                       88,998

        The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized depreciation for federal income tax purposes was $677,352 (gross unrealized appreciation was $316,411 and gross unrealized depreciation was $993,763).


                                      VII-5

                        THE CAMPBELL MULTI-STRATEGY TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2009 (UNAUDITED)

Note 9.  OPTIONS WRITTEN

         Transactions in options written during the six months ended June 30, 2009 were as follows:

                                                      Number         Premiums
                                                   of Contracts      Received
                                                   ------------    ------------
        Options outstanding at December 31, 2008             54    $    290,911
        Options written                                     766       3,270,530
        Options expired                                    (638)     (2,170,988)
        Options exercised                                  (138)     (1,187,383)
                                                   ------------    ------------
        Options outstanding at June 30, 2009                 70    $    269,521
                                                   ============    ============

Note 10. TRADING ACTIVITIES AND RELATED RISKS

         The Trust engages in the speculative trading of U.S. and foreign futures contracts, forward currency contracts and options on forward currency contracts (collectively, "derivatives"). Specifically, the Trust trades a derivatives portfolio primarily focused on financial futures, which are instruments designed to hedge or speculate on changes in interest rates, currency exchange rates or stock index values. A secondary emphasis is on metals and energy values. The Trust is exposed to both market risk, the risk arising from changes in the market value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract. The market sensitive instruments held by the Trust are acquired for speculative trading purposes, and all or a substantial amount of the Trust's assets are subject to the risk of trading loss. Unlike an operating company, the risk of market sensitive instruments is integral, not incidental, to the Trust's main line of business.

         The Trust also engages in the speculative trading of U.S. and Japanese securities which are typically traded on an exchange or in the over-the-counter market. The Trust sells securities not owned at the time of sale (a "short sale"). Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Trust to potentially unlimited liability as the Trust's ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of financial condition.

         The Trust also trades forward currency contracts and options on forward currency contracts in unregulated markets between principals and assumes the risk of loss from counterparty nonperformance. Accordingly, the risks associated with these contracts are generally greater than those associated with exchange traded contracts because of the greater risk of counterparty default. Additionally, the trading of forward currency contracts typically involves delayed cash settlement.

         The Trust has a substantial portion of its assets on deposit with financial institutions in connection with its trading of forward currency and options on forward currency contracts and its cash management activities. In the event of a financial institution's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits. The market value of securities held to satisfy margin and good faith deposits with the broker and interbank and other market makers at June 30, 2009 was $4,999,993, which equals approximately 3% of Net Asset Value.

         For derivatives, risks arise from changes in the market value of the contracts. Theoretically, the Trust is exposed to a market risk equal to the notional contract value of futures and forward currency contracts purchased and unlimited liability on such contracts sold short. As both a buyer and seller of options, the Trust pays or receives a premium at the outset and then bears the risk of unfavorable changes in the price of the contract underlying the option. Written options expose

                                      VII-6

                        THE CAMPBELL MULTI-STRATEGY TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2009 (UNAUDITED)

         the Trust to potentially unlimited liability.

         In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133." SFAS 161 provides enhanced disclosures about how and why an entity uses derivative instruments, how derivative instruments are accounted for, and how derivative instruments affect an entity's financial position, financial performance and cash flows. SFAS 161 is effective for financial statements issued for the Trust's first fiscal year beginning after November 15, 2008. The Trust adopted the provisions of SFAS 161 effective January 1, 2009.

         The following tables summarize quantitative information required by SFAS 161.

         The fair value of the Trust's derivatives by instrument type, as well as the location of those instruments on the Statement of Financial Condition, as of June 30, 2009 is as follows:

                               Statement of                     Asset            Liability
                               Financial                   Derivatives at     Derivatives at
         Type of               Condition                    June 30, 2009      June 30, 2009
         Instrument *          Location                      Fair Value         Fair Value            Net
         ----------------      -----------------------     ---------------    --------------      ----------

         Energy Contracts      Net unrealized loss on
                               open futures contracts              139,185           (235,500)      (96,315)

         Metal Contracts       Net unrealized loss on
                               open futures contracts               79,384           (200,236)     (120,852)

         Stock Indices         Net unrealized loss on
         Contracts             open futures contracts              719,250            (20,532)      698,718

         Short-Term            Net unrealized loss on
         Interest Rate         open futures contracts              264,392            (23,892)      240,500
         Contracts

         Long Term             Net unrealized loss on
         Interest Rate         open futures contracts              388,121         (1,169,848)     (781,727)
         Contracts

         Forward Currency      Net unrealized gain
         Contracts             (loss) on forward                 3,212,847         (3,147,441)       65,406
                               currency contracts

         Purchased Options     Options purchased, at
         on Forward Currency   fair value                           88,998                  0        88,998
         Contracts

         Written Options on    Options written, at
         Forward Currency      fair value                                0           (168,247)     (168,247)
         Contracts                                         ---------------    ---------------     ---------

         Totals                                            $     4,892,177    $    (4,965,696)    $ (73,519)
                                                           ===============    ===============     =========

         * Derivatives not designated as hedging instruments under Statement 133

         The trading revenue of the Trust's derivatives by instrument type, as well as the location of those gains and losses on the Statement of Operations, for period ended June 30, 2009 is as follows:

                                                           Trading Revenue for
                                                           the Six Months Ended
                         Type of Instrument                   June 30, 2009
         -----------------------------------------------   ---------------------
         Energy Contracts                                  $            380,519
         Metal Contracts                                             (1,641,560)
         Stock Indices Contracts                                     (5,690,051)
         Short-Term Interest Rate Contracts                          (1,207,306)
         Long Term Interest Rate Contracts                           (1,605,417)
         Forward Currency Contracts                                  (3,658,976)
         Purchased Options on Forward Currency Contracts               (977,160)
         Written Options on Forward Currency Contracts                3,432,278
                                                           ---------------------
         Total                                             $        (10,967,673)
                                                           =====================

                                      VII-7

                        THE CAMPBELL MULTI-STRATEGY TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2009 (UNAUDITED)

                                                         Trading Revenue for
                                                         the Six Months Ended
           Line Item in the Statement of Operations         June 30, 2009
         ---------------------------------------------  ---------------------

         Net realized gain (loss) from investments:
          Loss from option contracts purchased          $         (1,017,480)
          Gain from option contracts written                       3,358,370
          Futures trading, net                                    (9,568,295)
          Forwards trading, net                                   (2,906,846)
         Net change in unrealized appreciation:
          Gain from option contracts purchased                        40,321
          Loss from option contracts written                          73,908
          Futures trading                                           (195,520)
          Forwards trading                                          (752,131)
                                                        ---------------------
         Total                                          $        (10,967,673)
                                                        =====================

         For the six months ended June 30, 2009, the monthly average of futures contracts bought and sold was approximately 4,300 and the monthly average of notional value of forward currency and options on forward currency contracts was $712,400,000.

         Open contracts generally mature within six months; as of June 30, 2009, the latest maturity date for open futures contracts is September 2010, the latest maturity date for open forward currency contracts is September 2009, and the latest expiry date for options on forward currency contracts is July 2009. However, the Trust intends to close all futures and foreign currency contracts prior to maturity.

         The Adviser has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so. The Adviser's basic market risk control procedures consist of continuously monitoring open positions, diversification of the portfolio and maintenance of a margin-to-equity ratio for derivatives positions that rarely exceeds 30%. The Adviser's attempt to manage the risk of the Trust's open positions is essentially the same in all market categories traded. The Adviser applies risk management policies to its trading which generally limit the total exposure that may be taken per "risk unit" of assets under management. In addition, the Adviser follows diversification guidelines (often formulated in terms of the balanced volatility between markets and correlated groups), as well as precalculating "stop-loss" points at which systems will signal to close open positions. The Adviser controls the risk of the Trust's non-trading instruments (Treasury Bills held for cash management purposes) by limiting the duration of such instruments to no more than six months.

         The Adviser seeks to minimize credit risk primarily by depositing and maintaining the Trust's assets at financial institutions and brokers which the Adviser believes to be credit worthy. The shareholders bears the risk of loss only to the extent of the market value of their respective investments and, in certain specific circumstances, distributions and redemptions received.

Note 11. INDEMNIFICATIONS

         In the normal course of business, the Trust enters into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The Trust expects the risk of any future obligation under these indemnifications to be remote.

Note 12. SUBSEQUENT EVENTS

         Management of the Trust evaluated subsequent events through August 28, 2009, the date the financial statements were issued. There are no subsequent events to disclose.

                                      VII-8

Approval of Investment Advisory Agreement

At a meeting held on June 22, 2009, the Board of Trustees of the Campbell Multi-Strategy Trust (the "Trust"), including all of the Independent Trustees, considered the extension of the Investment Advisory Agreement between the Trust and Campbell & Company Investment Adviser LLC ("Campbell") for an additional year.

In considering whether to continue the Trust's Investment Advisory Agreement, the Trustees reviewed materials provided by Campbell and Trust Counsel, which included, among other things, performance and fee information for the Trust and other competitive funds, information regarding Campbell's financial condition and the duties of the Trustees. The Trustees also met with investment management personnel from Campbell and considered information and other materials deemed relevant to the Board's determination that had been provided at or prior to the meeting and throughout the year. The Trustees considered factors relating to both the selection of Campbell as the Trust's Investment Adviser and the fees payable to Campbell. In particular, the Trustees considered the nature, extent and quality of services provided by Campbell, the investment performance of the Trust and Campbell, whether economies of scale are relevant to the overall fees, and the cost of the services provided and profits realized by Campbell from its relationship with the Trust.

The nature, extent and quality of services provided by Campbell. First, the Trustees reviewed the services that Campbell provides to the Trust, including making the day-to-day investment decisions for the Trust, and generally managing the Trust's investments in accordance with the stated policies of the Trust. The Trustees considered Campbell's ability to continue to perform the services required of it by the Trust, including Campbell's financial condition and whether Campbell had the financial and other resources necessary to continue to carry out its functions under the Investment Advisory Agreement. The Trustees also considered the amount of time Campbell dedicated to the Trust during the previous year. Additionally, the Trustees considered the services provided by Campbell to other clients that it manages, as well as the robust compliance program of Campbell and Campbell's commitment to updating such program on a regular basis.

In addition, the Trustees considered the size, education, background and experience of Campbell's staff. They also took into consideration Campbell's quality of service and longevity in the industry. Lastly, the Trustees reviewed Campbell's ability to attract and retain quality and experienced personnel. In this regard, the Trustees considered and reviewed the changes in staffing at Campbell during the prior year.

The Trustees concluded that the scope of services provided by Campbell to the Trust, including compliance with regulatory and tax reporting requirements and investment restrictions, was consistent with the nature, extent and quality of services expected of a manager of an investment vehicle such as the Trust, and that the level of services provided by Campbell had not diminished since the initial approval of the Investment Advisory Agreement.

Performance. Next, the Trustees reviewed the past investment performance of the


                                     VIII -1

Trust. The Trustees then reviewed Campbell's performance with respect to the funds and other clients for which it provides investment advisory services. The Trustees recognized that past performance is not an indicator of future performance, but determined that such information was relevant, and found that Campbell had the necessary expertise to manage the Trust in accordance with its investment objectives and strategies.

Cost of the services provided and profits realized by Campbell. Next, the Trustees considered the cost of the services provided by Campbell. As part of their analysis, the Trustees gave substantial consideration to the fees payable to Campbell. The Trustees noted that Campbell's management fee, which is determined as a percentage of average month-end net assets of the Trust, had been waived from September 1, 2007 through December 31, 2008. In addition, the Trustees considered that Campbell is also paid a quarterly performance fee determined as a percentage of aggregate cumulative appreciation of the Trust's assets, including interest income, and as adjusted for subscriptions and repurchases, on a cumulative high water mark basis. The Trustees noted that no performance fee has been paid to Campbell since September 2007.

In reviewing the management fee, the Trustees considered the management fees of the Competitive Funds, but noted the differences between the Trust and the Competitive Funds, the fact that Campbell had previously waived its management fee and had not collected a quarterly performance fee. The Trustees also considered the fees charged by Campbell to the other funds and investment vehicles for which it provides advisory services. It was noted that while the effect of "economies of scale" is a factor to consider, it was not relevant to the Trust at the current asset level and especially considering the reduction in the Trust's assets.

The Trustees concluded that the management fee and performance fee were reasonable, compared to those of competitive funds and the fees charged by Campbell to other funds and clients for which it provides advisory services, based upon the nature and quality of services provided and the characteristics of the Trust.

Finally, the Trustees reviewed information related to Campbell's profitability based upon its relationship with the Trust and related to Campbell's financial condition. The Trustees considered the level of Campbell's profits and whether the profits were reasonable. In this discussion it was again noted that for the period September 1, 2007 through December 31, 2008, Campbell was not paid a management fee and that the Adviser did not profit from its service to the Trust since September 1, 2007 and would not receive a quarterly performance fee unless the Trust exceeded the high water mark set in June 2007. The Trustees found that the profits realized by Campbell from its relationship with the Trust during the periods it has received a management fee, and a performance fee when appropriate, were reasonable and consistent with its fiduciary duties and would be appropriate during the next term of the agreement. The Trustees also found that Campbell had the financial resources necessary to continue to carry out its functions under the Investment Advisory Agreement.

After considering all of these factors, the Trustees, including all of the Independent Trustees, unanimously approved and authorized the extension of the Investment Advisory Agreement between the Trust and Campbell for an additional year.

                                     VIII-2

Item 2. Code of Ethics

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable for semi-annual reports.

Item 6. Schedule of Investments

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

INVESTMENT SECURITIES

                                                                                                      % of Net
                                                                                                       Asset
                                                                         Shares        Value ($)       Value
                                                                      ------------   ------------   ------------
Common Stocks (United States)
 Consumer Discretionary
   Autozone Inc *                                                              258   $     38,986           0.02%
   Bebe Stores Inc                                                          30,026   $    206,579           0.12%
   Best Buy Inc                                                              3,523   $    117,985           0.07%
   Big Lots Inc *                                                           12,466   $    262,160           0.15%
   Black & Decker Corp                                                      14,566   $    417,462           0.24%
   Borgwarner Inc                                                            3,194   $    109,075           0.06%
   Buckle Inc                                                                3,352   $    106,493           0.06%
   Callaway Golf Co                                                          4,739   $     24,027           0.01%
   Choice Hotels International Inc                                           2,801   $     74,535           0.04%
   Coinstar Inc *                                                            5,209   $    139,080           0.08%
   Cracker Barrel Old Country Store Inc                                      2,305   $     64,310           0.04%
   Family Dollar Stores Inc                                                  9,012   $    255,040           0.15%
   Freds Inc Cl A                                                           14,996   $    189,549           0.11%
   Gamestop Corp New Cl A *                                                  3,091   $     68,033           0.04%
   Genuine Parts Co                                                          3,686   $    123,702           0.07%
   Guess Inc                                                                 3,709   $     95,618           0.06%
   Hibbett Sporting Goods Inc *                                              1,563   $     28,134           0.02%
   Hot Topic Inc *                                                          18,395   $    134,467           0.08%
   Interactive Data Corp                                                     4,099   $     94,851           0.06%
   Jack In The Box *                                                         5,008   $    112,430           0.07%
   Jos A Bank Clothiers Inc *                                                5,226   $    180,088           0.10%
   KB Home                                                                   2,524   $     34,528           0.02%
   Lennar Corp Cl A                                                         11,745   $    113,809           0.07%
   Liberty Global Inc Cl-A *                                                11,178   $    177,618           0.10%
   LKQ Corp *                                                                4,911   $     80,786           0.05%
   Nike Inc Cl B                                                             3,400   $    176,052           0.10%
   Panera Bread Co. Cl A *                                                  12,051   $    600,863           0.35%
   Papa Johns International Inc *                                           13,809   $    342,325           0.20%
   Petmed Express Inc *                                                      2,680   $     40,280           0.02%
   Phillips-Van Heusen Corp                                                  1,133   $     32,506           0.02%
   Pinnacle Entertainment *                                                 16,023   $    148,854           0.09%
   Rent A Center Inc *                                                       9,720   $    173,308           0.10%
   Scientific Games Corp Cl A *                                              3,039   $     47,895           0.03%
   Stanley Works                                                            12,906   $    436,739           0.25%
   Starbucks Corp *                                                          6,078   $     84,423           0.05%
   Tiffany & Co                                                              8,408   $    213,227           0.12%
   Timberland Co Cl A *                                                     12,486   $    165,689           0.10%
   Toll Brothers Inc *                                                      25,763   $    437,198           0.25%
   Vail Resorts Inc *                                                        2,734   $     73,326           0.04%
   Williams-Sonoma Inc                                                       4,092   $     48,572           0.03%

                 See Accompanying Notes to Financial Statements.

                                     III - 1

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

   Yum Brands Inc                                                           10,560   $    352,070           0.22%
                                                                                     ------------   ------------
 Total Consumer Discretionary                                                        $  6,622,672           3.86%
                                                                                     ------------   ------------

 Consumer Staples
   Altria Group Inc.                                                        66,957   $  1,097,425           0.64%
   Brown-Forman Corp Cl B                                                    9,289   $    399,241           0.23%
   Central European Distribution Corp *                                      1,164   $     30,927           0.02%
   Church & Dwight Co.Inc.                                                     307   $     16,673           0.01%
   Constellation Brands Inc Cl A *                                           9,529   $    120,828           0.07%
   Dean Foods Co *                                                           4,705   $     90,289           0.05%
   Estee Lauder Companies Inc Cl A                                           3,400   $    111,078           0.06%
   Ruddick Corp                                                             16,110   $    377,457           0.22%
   Sysco Corp                                                                2,198   $     49,411           0.04%
                                                                                     ------------   ------------
 Total Consumer Staples                                                              $  2,293,329           1.34%
                                                                                     ------------   ------------

 Energy
   Alpha Natural Resources Inc *                                             4,327   $    113,670           0.07%
   Apache Corp                                                               3,023   $    218,109           0.13%
   Arena Resources Inc *                                                     2,375   $     75,644           0.04%
   Atwood Oceanics Inc *                                                     1,977   $     49,247           0.03%
   Baker Hughes Inc                                                          3,245   $    118,248           0.07%
   Barrett Bill Corp                                                         5,151   $    141,446           0.08%
   Cameron International Corp *                                              2,606   $     73,750           0.04%
   Chevron Corporation                                                       4,354   $    288,453           0.17%
   Comstock Res Inc *                                                        2,891   $     95,548           0.06%
   Denbury Resources Holdings Inc *                                          6,224   $     91,680           0.05%
   Diamond Offshore Drilling Inc                                             1,494   $    124,077           0.07%
   Dril-Quip Inc *                                                           3,317   $    126,378           0.07%
   Encore Acquisition Co *                                                   3,760   $    115,996           0.07%
   Eog Res Inc                                                               1,146   $     77,836           0.05%
   Exxon Mobil Corp                                                          2,473   $    172,887           0.10%
   FMC Technologies Inc *                                                    2,781   $    104,510           0.06%
   Forest Oil Corp *                                                         5,306   $     79,166           0.05%
   Hess Corp                                                                 1,816   $     97,610           0.06%
   Lufkin Industries Inc                                                     2,319   $     97,514           0.06%
   Massey Energy Co                                                          1,545   $     30,189           0.02%
   Murphy Oil Corp                                                             959   $     52,093           0.03%
   National-Oilwell Varco Inc *                                                134   $      4,376           0.00%
   Newfield Exploration Co *                                                   972   $     31,755           0.02%
   Noble Energy Inc                                                          2,878   $    169,716           0.10%
   Peabody Energy Corp                                                       1,393   $     42,013           0.02%
   Petrohawk Energy Corp *                                                   2,880   $     64,224           0.04%
   Plains Exploration & Production *                                         1,185   $     32,422           0.02%
   Rowan Cos Inc                                                             3,863   $     74,633           0.04%
   Schlumberger                                                              1,906   $    103,134           0.06%
   St Mary Land & Exploration Co                                            14,594   $    304,577           0.18%
   Superior Energy Services Inc *                                            1,950   $     33,677           0.02%
   W&T Offshore Inc                                                          5,933   $     57,787           0.03%

                 See Accompanying Notes to Financial Statements.

                                     III - 2

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

   Whiting Petroleum Corp *                                                  4,767   $    167,608           0.10%
   Williams Companies Inc                                                    4,625   $     72,196           0.03%
                                                                                     ------------   ------------
 Total Energy                                                                        $  3,502,169           2.04%
                                                                                     ------------   ------------

 Financials
   Affiliated Managers Group Inc *                                             618   $     35,961           0.02%
   Aflac Inc                                                                 3,348   $    104,089           0.06%
   Arrow Financial Corp                                                      1,748   $     47,196           0.03%
   Aspen Insurance Holdings Ltd                                              4,455   $     99,525           0.06%
   Assured Guaranty Ltd                                                      6,284   $     77,796           0.05%
   Bancfirst Corp                                                              246   $      8,507           0.00%
   Bancorpsouth Inc                                                          9,558   $    196,226           0.11%
   Bank Mutual Corp                                                          4,636   $     40,426           0.02%
   Bank Of The Ozarks Inc                                                      679   $     14,687           0.01%
   Bankfinancial Corp                                                        4,228   $     37,460           0.02%
   Beneficial Mutual                                                         4,155   $     39,888           0.02%
   Berkshire Hills Bancorp Inc                                                 763   $     15,855           0.01%
   Brookline Bancorp Inc                                                     4,856   $     45,258           0.03%
   Capitol Federal Financial                                                 1,199   $     45,958           0.03%
   Cathay General Bancorp                                                    4,420   $     42,034           0.02%
   Comerica Inc                                                              3,028   $     64,042           0.04%
   Community Bank System Inc                                                 1,236   $     17,996           0.01%
   Danvers Bancorp                                                           2,981   $     40,094           0.02%
   Dime Community Bancshares                                                 3,091   $     28,159           0.02%
   Ezcorp Inc *                                                             11,090   $    119,550           0.07%
   Federated Investments Inc Cl B                                            1,494   $     35,990           0.02%
   Financial Federal Corp                                                   21,089   $    433,379           0.25%
   First Commonwealth Financial                                             41,486   $    263,021           0.15%
   First Financial Holdings Inc                                              4,922   $     46,267           0.03%
   First Financial Inc                                                       5,714   $     44,683           0.03%
   First Niagara Financial Group Inc                                        12,316   $    140,649           0.08%
   Firstbank                                                                 6,053   $     23,909           0.01%
   Firstmerit Corp                                                           3,873   $     65,841           0.04%
   Flushing Financial Corp                                                   3,844   $     35,941           0.02%
   Goldman Sachs Group Inc                                                     202   $     29,783           0.02%
   Hancock Holding Co                                                          660   $     21,443           0.01%
   HCC Insurance Holdings Inc                                                1,528   $     36,687           0.02%
   Iberiabank Corp                                                          10,223   $    402,888           0.23%
   Janus Capital Group Inc                                                   3,554   $     40,516           0.02%
   Jefferies Group Inc                                                         464   $      9,897           0.01%
   Kearny Financial Corp                                                     3,923   $     44,879           0.03%
   Knight Capital Group Inc *                                                3,278   $     55,890           0.03%
   Lakeland Financial Corp                                                     672   $     12,768           0.01%
   MB Financial Inc                                                          1,014   $     10,333           0.01%
   Moodys Corp                                                               3,709   $     97,732           0.06%
   National Penn Bancshares Inc                                              3,554   $     16,384           0.01%
   Navigators Group Inc *                                                    2,561   $    113,785           0.07%
   New Alliance Bancshares Inc.                                             53,224   $    612,076           0.33%

                 See Accompanying Notes to Financial Statements.

                                     III - 3

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

   New Westfield Financial                                                   4,973   $     45,055           0.03%
   Northwest Bancorp Inc                                                     2,383   $     44,943           0.03%
   OceanFirst Financial Corp                                                 3,517   $     42,098           0.02%
   Old National Bancorp                                                     10,147   $     99,644           0.06%
   Optionsxpress Holdings Inc                                                8,268   $    128,402           0.07%
   Peoples United Financial Inc                                              2,101   $     31,662           0.02%
   Popular Inc                                                               2,504   $      5,509           0.00%
   Principal Financial Group Inc                                             1,803   $     33,969           0.02%
   Provident New York Bancorp                                                5,251   $     42,638           0.02%
   Republic Bancorp Inc                                                        871   $     19,676           0.01%
   RLI Corp                                                                  3,662   $    164,058           0.10%
   Roma Financial Corp                                                       3,434   $     43,749           0.03%
   Schwab Charles Corp                                                      17,633   $    309,283           0.18%
   Simmons First National Corp                                                 680   $     18,170           0.01%
   Southside Bancshares Inc                                                  1,278   $     29,228           0.02%
   Southwest Bancorp Inc                                                     2,664   $     26,001           0.02%
   Sterling Bancshares Inc                                                   9,323   $     59,015           0.03%
   Suntrust Banks Inc                                                        2,112   $     34,742           0.02%
   Susquehanna Bancshares Inc                                                8,702   $     42,553           0.02%
   TD Ameritrade Holding Corp *                                              2,817   $     49,438           0.03%
   TFS Financial Group                                                       3,937   $     41,811           0.02%
   Tompkins Trustco Inc                                                        717   $     34,380           0.02%
   Trico Bancshares                                                            979   $     15,175           0.01%
   Trustco Bank Corp                                                         2,387   $     14,059           0.01%
   Trustmark Corp                                                            1,549   $     29,927           0.02%
   UMB Financial Corp                                                        2,111   $     80,239           0.05%
   Umpqua Holdings Corp                                                      5,698   $     44,216           0.03%
   United Financial Bancorp Inc                                              3,504   $     48,425           0.03%
   Unitrin                                                                  32,644   $    392,381           0.23%
   Univest Corp                                                              1,435   $     29,073           0.02%
   Unum Group                                                               16,866   $    267,495           0.16%
   Valley National Bancorp                                                     566   $      6,622           0.00%
   Waddell & Reed Financial Inc Cl A                                         1,648   $     43,458           0.03%
   Wilmington Trust Corp                                                     1,181   $     16,132           0.01%
   Wintrust Financial Corp                                                   1,874   $     30,134           0.02%
   WR Berkley Corp                                                          12,000   $    257,640           0.15%
   WSFS Financial Corp                                                       1,641   $     44,816           0.03%
   Zenith National Insurance Corp                                            2,706   $     58,828           0.03%
                                                                                     ------------   ------------
 Total Financials                                                                    $  6,440,092           3.75%
                                                                                     ------------   ------------

 Health Care
   Align Technology Inc *                                                   21,271   $    225,473           0.13%
   Allergan Inc                                                              1,429   $     67,992           0.04%
   Allscripts-Misys Healthcare Solution *                                    5,306   $     84,153           0.05%
   Amerisourcebergen Corp                                                   31,736   $    562,997           0.35%
   Biogen Idec Inc *                                                         8,293   $    374,429           0.22%
   Celera Corp *                                                            29,863   $    227,556           0.13%
   Centene Corp *                                                              898   $     17,942           0.01%

                 See Accompanying Notes to Financial Statements.

                                     III - 4

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

   Cephalon Inc *                                                            6,239   $    353,439           0.21%
   Charles River Laboratories International *                                6,234   $    210,398           0.12%
   Cigna Corp                                                                1,906   $     45,916           0.03%
   Community Health Systems Inc *                                            3,039   $     76,735           0.04%
   Cooper Cos Inc                                                            9,272   $    229,297           0.13%
   Cubist Pharmaceuticals Inc *                                              4,232   $     77,573           0.05%
   Dionex Corp *                                                               947   $     57,795           0.03%
   Eclipsys Corp *                                                           5,290   $     94,056           0.05%
   Eli Lilly & Co                                                              670   $     23,209           0.01%
   Gentiva Health Services Inc *                                             1,285   $     21,151           0.01%
   Genzyme Corp *                                                            6,645   $    369,927           0.22%
   Immucor Inc *                                                             7,982   $    109,832           0.06%
   Isis Pharmaceuticals *                                                    4,972   $     82,038           0.05%
   Kindred Healthcare Inc *                                                  3,107   $     38,434           0.02%
   Lifepoint Hospitals Inc *                                                 4,716   $    123,795           0.07%
   Magellan Health Services Inc *                                              930   $     30,523           0.02%
   Medco Health Solutions Inc *                                             11,126   $    507,457           0.30%
   Medicines Co *                                                            9,047   $     75,904           0.04%
   Medicis Pharmaceutical Corp Cl A                                          5,601   $     91,408           0.05%
   Molina Healthcare Inc *                                                   2,367   $     56,619           0.03%
   Myriad Genetics Inc *                                                       876   $     31,229           0.02%
   Omnicare Inc                                                              4,220   $    108,707           0.06%
   OSI Pharmaceuticals Inc *                                                10,538   $    297,488           0.17%
   Patterson Co *                                                            6,237   $    135,343           0.08%
   PDL Biopharma Inc                                                         8,353   $     65,989           0.04%
   Schein Henry Inc *                                                        1,016   $     48,717           0.03%
   Steris Corp                                                               2,793   $     72,841           0.04%
   Universal American Financial Corp *                                      24,055   $    209,760           0.12%
   VCA Antech Inc *                                                          2,978   $     79,513           0.05%
   Watson Pharmaceuticals Inc *                                              1,659   $     55,892           0.03%
   Wellcare Health Plans Inc *                                               2,215   $     40,955           0.02%
   Wright Medical Group Inc *                                                1,700   $     27,642           0.02%
   Zimmer Holdings Inc *                                                     1,854   $     78,980           0.05%
                                                                                     ------------   ------------
 Total Health Care                                                                   $  5,489,104           3.20%
                                                                                     ------------   ------------

 Industrials
   A.O.Smith Corp                                                            1,601   $     52,145           0.03%
   Actuant Corp                                                              1,236   $     15,079           0.01%
   Administaff Inc                                                           8,653   $    201,355           0.12%
   Agco Corp *                                                               5,048   $    146,745           0.09%
   Alexander & Baldwin Inc                                                     919   $     21,541           0.01%
   Ameron International Corp                                                   360   $     24,134           0.01%
   Applied Industrial Technologies Inc                                       8,573   $    168,888           0.10%
   Arkansas Best Corp                                                        2,523   $     66,481           0.04%
   Barnes Group Inc *                                                       19,931   $    236,980           0.14%
   Beacon Roofing Supply Inc                                                 3,970   $     57,406           0.03%
   Bucyrus International Inc Cl A                                            1,391   $     39,727           0.02%
   Cintas Corp                                                              20,024   $    457,348           0.27%

                 See Accompanying Notes to Financial Statements.

                                     III - 5

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

   Continental Airlines Inc Cl B *                                           7,984   $     70,738           0.04%
   Cooper Industries Ltd Cl A                                                5,583   $    173,352           0.10%
   Curtiss Wright Corp                                                       6,401   $    190,302           0.11%
   Dun & Bradstreet Corp                                                     1,236   $    100,376           0.06%
   Emcor Group Inc *                                                         1,700   $     34,204           0.02%
   Emerson Electric Co                                                       4,121   $    133,520           0.08%
   Forward Air Corp                                                          1,339   $     28,547           0.02%
   General Electric Co                                                      28,587   $    335,040           0.20%
   Graco Inc                                                                 2,093   $     46,088           0.03%
   Granite Construction Inc                                                 12,474   $    415,135           0.24%
   Heartland Express Inc                                                     3,430   $     50,490           0.03%
   Hub Group Inc Cl A *                                                      4,871   $    100,537           0.06%
   Ingersoll Rand Co                                                         3,863   $     80,737           0.05%
   Kirby Corp *                                                                203   $      6,453           0.00%
   L-3 Communications Holdings Inc                                           4,745   $    329,208           0.19%
   Landstar Systems Inc                                                      2,639   $     94,951           0.06%
   Layne Christensen Co *                                                      534   $     10,920           0.01%
   Lincoln Electric Holdings                                                12,755   $    459,690           0.27%
   Mastec Inc *                                                             30,250   $    354,530           0.21%
   Moog Inc Cl A *                                                             220   $      5,678           0.00%
   MSC Industrial Direct Inc Cl A                                            2,464   $     87,423           0.05%
   Mueller Industries Inc                                                    9,057   $    188,386           0.11%
   Nordson Corp                                                                418   $     16,227           0.01%
   Northrop Grumman Corp.                                                   13,945   $    637,008           0.34%
   Pall Corp                                                                 3,076   $     81,699           0.05%
   Pentair Inc                                                               1,545   $     39,583           0.02%
   Precision Castparts Corp                                                  2,730   $    199,372           0.12%
   Republic Services Inc                                                     5,512   $    134,548           0.08%
   Resources Connection Inc *                                               10,378   $    178,190           0.10%
   Roper Industries Inc                                                      2,033   $     92,115           0.05%
   Stericycle Inc *                                                            698   $     35,968           0.02%
   Teledyne Technologies Inc *                                               3,891   $    127,430           0.07%
   Thomas & Betts Corp *                                                       306   $      8,831           0.01%
   United Parcel Service Inc Cl B                                            2,542   $    127,075           0.07%
   United Stationers Inc *                                                   1,837   $     64,075           0.04%
   Wabtec                                                                   10,456   $    336,370           0.20%
   WESCO International *                                                       464   $     11,619           0.01%
   WW Grainger Inc                                                           2,114   $    173,094           0.10%
                                                                                     ------------   ------------
 Total Industrials                                                                   $  7,047,338           4.10%
                                                                                     ------------   ------------

 Information Technology
   ACI Worldwide Inc *                                                       9,342   $    130,414           0.08%
   Adobe System Inc *                                                        3,233   $     91,494           0.05%
   Altera Corp                                                                 402   $      6,549           0.00%
   Amphenol Corporation Cl A                                                 5,936   $    187,815           0.11%
   Anixter International Inc *                                                 509   $     19,133           0.01%
   Ariba Inc *                                                               6,213   $     61,136           0.04%
   Asiainfo Holdings Inc *                                                  15,638   $    269,130           0.16%

                 See Accompanying Notes to Financial Statements.

                                     III - 6

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

   Autodesk Inc *                                                           20,997   $    398,523           0.23%
   Automatic Data Processing Inc                                             1,082   $     38,346           0.02%
   Avnet Inc *                                                                 564   $     11,861           0.01%
   Avocent Corp *                                                            6,027   $     84,137           0.05%
   Blackboard Inc *                                                          4,200   $    121,212           0.07%
   BMC Software Inc. *                                                      22,835   $    771,595           0.45%
   CA Inc                                                                    4,360   $     75,995           0.04%
   Cabot Microelectronics Corp *                                               729   $     20,623           0.01%
   Citrix Systems Inc *                                                      3,066   $     97,775           0.06%
   Cogent Inc *                                                                815   $      8,745           0.01%
   Cognex Corp                                                               3,358   $     47,449           0.03%
   Compuware Corp *                                                         16,802   $    115,262           0.07%
   Cybersource Corp Del *                                                    6,015   $     92,030           0.05%
   Cypress Semiconductor Corp *                                              8,748   $     80,482           0.05%
   Digital River Inc *                                                       2,627   $     95,413           0.06%
   Dolby Laboratories Inc Cl A *                                             4,248   $    158,365           0.09%
   Earthlink Inc                                                            43,752   $    324,202           0.19%
   Flir Systems Inc *                                                        5,563   $    125,501           0.07%
   Formfactor Inc *                                                          7,163   $    123,777           0.07%
   GSI Commerce Inc *                                                        1,788   $     25,479           0.01%
   Hewitt Associate *                                                       13,206   $    393,275           0.23%
   Interdigital Inc *                                                       21,309   $    520,792           0.30%
   International Rectifier Corp *                                            5,151   $     76,286           0.04%
   J2 Global Communicatons Inc *                                             1,846   $     41,646           0.02%
   KLA-Tencor Corp                                                           2,421   $     61,130           0.04%
   L1 Identity Solutions *                                                   1,442   $     11,161           0.01%
   Macrovision Solutions Corp *                                              6,213   $    135,506           0.08%
   Mantech International Corp Cl A *                                         2,033   $     87,500           0.05%
   Marvell Technology Group Ltd *                                            2,109   $     24,549           0.01%
   Maximus Inc                                                               5,703   $    235,249           0.14%
   Micrel Inc                                                                4,614   $     33,774           0.02%
   Microsemi Corp *                                                            635   $      8,763           0.01%
   MKS Instruments Inc *                                                    10,758   $    141,360           0.08%
   Molex Inc                                                                11,465   $    178,281           0.10%
   National Semiconductor Corp                                               3,802   $     47,715           0.03%
   Novellus Systems Inc *                                                   33,910   $    566,297           0.33%
   Nuance Communications Inc *                                              19,606   $    237,233           0.14%
   Plexus Corp *                                                             3,638   $     74,433           0.04%
   Progress Software Corp *                                                 14,748   $    312,215           0.18%
   Salesforce Inc *                                                          1,803   $     68,821           0.04%
   Semtech Corp *                                                            2,597   $     41,318           0.02%
   SPSS Inc *                                                                  619   $     20,656           0.01%
   Sybase Inc. *                                                            32,520   $  1,019,177           0.59%
   Synopsys Inc *                                                           11,152   $    217,576           0.13%
   Total System Services Inc                                                 4,533   $     60,697           0.04%
   Verifone Holding Inc *                                                    4,430   $     33,269           0.02%
   Verisign Inc *                                                            7,151   $    132,437           0.08%
   Western Digital Corp *                                                    1,828   $     48,442           0.03%

                 See Accompanying Notes to Financial Statements.

                                     III - 7

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

                                                                                     ------------   ------------
 Total Information Technology                                                        $  8,412,001           4.90%
                                                                                     ------------   ------------

 Materials
   Airgas Inc                                                                3,848   $    155,959           0.09%
   Albemarle Corp                                                            8,180   $    209,163           0.12%
   Amcol International Corp                                                    609   $     13,142           0.01%
   Cabot Corp                                                                2,197   $     27,638           0.02%
   Carpenter Technology Corp                                                   775   $     16,128           0.01%
   Freeport Mcmoran Copper & Gold                                              817   $     40,940           0.02%
   Fuller H B Co                                                             8,749   $    164,219           0.10%
   Grace W R & Co *                                                          6,593   $     81,555           0.05%
   Monsanto Co.                                                             11,745   $    873,123           0.48%
   Newmont Mining Corp                                                       4,074   $    166,504           0.10%
   Reliance Steel & Aluminum Co                                              1,597   $     61,309           0.04%
   Royal Gold Inc                                                              477   $     19,886           0.01%
   Sensient Technologies Corp                                               17,530   $    395,652           0.23%
   The Scotts Miracle-Gro Co Cl A                                            1,288   $     45,144           0.03%
   Titanium Metals Corp                                                      3,348   $     30,768           0.02%
   Valspar Corp                                                              1,185   $     26,698           0.02%
   Weyerhaeuser Co                                                           3,245   $     98,745           0.06%
                                                                                     ------------   ------------
 Total Materials                                                                     $  2,426,573           1.41%
                                                                                     ------------   ------------

 Telecommunication Services
   American Tower *                                                            711   $     22,418           0.01%
   Crown Castle International Corp *                                         1,485   $     35,670           0.02%
   Frontier Communications                                                   2,589   $     18,485           0.01%
   Leap Wireless International Inc *                                         5,254   $    173,014           0.11%
   United States Cellular Corp *                                               662   $     25,454           0.01%
   Windstream                                                                4,073   $     34,050           0.02%
                                                                                     ------------   ------------
 Total Telecommunication Services                                                    $    309,091           0.18%
                                                                                     ------------   ------------

 Utilities
   Aqua Amer Inc                                                             5,424   $     97,090           0.06%
   California Water Service Group                                            1,969   $     72,538           0.04%
   Cleco Corp                                                                2,473   $     55,445           0.03%
   Energen Corp                                                              3,213   $    128,199           0.07%
   EQT Corp                                                                  3,503   $    122,290           0.07%
   Exelon Corp                                                               2,885   $    147,741           0.09%
   Integrys Energy Group Inc                                                   464   $     13,915           0.01%
   MDU Resources Group Inc                                                  10,349   $    196,321           0.11%
   Ormat Technologies Inc                                                    3,443   $    138,787           0.08%
   Scana Corp                                                                3,652   $    118,580           0.07%
   South Jersey Industries Inc                                               4,215   $    147,061           0.09%
   Westar Energy Inc                                                         8,551   $    160,502           0.09%
   Xcel Energy Inc                                                           2,448   $     45,068           0.03%
                                                                                     ------------   ------------
 Total Utilities                                                                     $  1,443,537           0.84%
                                                                                     ------------   ------------

                 See Accompanying Notes to Financial Statements.

                                     III - 8

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

Total Common Stocks (United States)
 (cost - $43,795,123)                                                                $ 43,985,906          25.62%
                                                                                     ------------   ------------

                                                                                                      % of Net
                                                                                                       Asset
                                                                         Shares        Value ($)       Value
                                                                      ------------   ------------   ------------
Common Stocks (Non-United States)
Australia
   Materials
     BHP Billiton Ltd Adr *                                                  2,077   $    113,674           0.07%
                                                                                     ------------   ------------
   Total Materials                                                                   $    113,674           0.07%
                                                                                     ------------   ------------

Bermuda
   Energy
     Weatherford International Ltd *                                         2,009   $     39,296           0.02%
                                                                                     ------------   ------------
   Total Energy                                                                      $     39,296           0.02%
                                                                                     ------------   ------------

   Financials
     Credicorp Ltd                                                           1,854   $    107,903           0.06%
     Invesco Ltd                                                             4,102   $     73,098           0.04%
     Montpelier Ltd                                                          6,183   $     82,172           0.05%
     Platinum Underwriters Holdings                                          2,880   $     82,339           0.05%
                                                                                     ------------   ------------
   Total Financials                                                                  $    345,512           0.20%
                                                                                     ------------   ------------

Total Bermuda                                                                        $    384,808           0.22%
                                                                                     ------------   ------------

Brazil
   Telecommunication Services
     Brasil Telecom Participacoes Adr                                          883   $     33,907           0.02%
     Tele Norte Leste Participacoes Adr                                        441   $      6,558           0.00%
                                                                                     ------------   ------------
   Total Telecommunication Services                                                  $     40,465           0.02%
                                                                                     ------------   ------------

   Utilities
     Cia Energetica De Minas Gerais Adr                                     38,227   $    513,771           0.30%
     Cia Saneamento Basico Do Estad Adr *                                    5,262   $    157,807           0.09%
                                                                                     ------------   ------------
   Total Utilities                                                                   $    671,578           0.39%
                                                                                     ------------   ------------

Total Brazil                                                                         $    712,043           0.41%
                                                                                     ------------   ------------

Canada
   Energy
     Cameco Corp                                                             1,185   $     30,336           0.02%
     Nexen Inc                                                               5,203   $    112,645           0.07%
     Ultra Petroleum Corp *                                                  6,304   $    245,856           0.14%
                                                                                     ------------   ------------
   Total Energy                                                                      $    388,837           0.23%
                                                                                     ------------   ------------

                 See Accompanying Notes to Financial Statements.

                                     III - 9

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

   Financials
     Manulife Financial Corp                                                 6,284   $    109,027           0.06%
                                                                                     ------------   ------------
   Total Financials                                                                  $    109,027           0.06%
                                                                                     ------------   ------------

   Information Technology
     Research In Motion *                                                    2,730   $    194,076           0.11%
                                                                                     ------------   ------------
   Total Information Technology                                                      $    194,076           0.11%
                                                                                     ------------   ------------

   Materials
     Agrium                                                                 10,092   $    402,570           0.24%
     Barrick Gold Corp                                                       2,415   $     81,023           0.05%
     Gammon Gold Inc *                                                       6,358   $     42,408           0.02%
     Goldcorp Inc Cl A                                                       2,530   $     87,918           0.05%
     Iamgold                                                                15,568   $    157,548           0.09%
     Kinross Gold Corp                                                       1,391   $     25,247           0.01%
                                                                                     ------------   ------------
   Total Materials                                                                   $    796,714           0.46%
                                                                                     ------------   ------------

   Telecommunication Services
     BCE Inc*                                                               20,063   $    414,502           0.25%
                                                                                     ------------   ------------
   Total Telecommunication Services                                                  $    414,502           0.25%
                                                                                     ------------   ------------

Total Canada                                                                         $  1,903,156           1.11%
                                                                                     ------------   ------------

France
   Energy
     Total Sa Adr                                                            3,348   $    181,562           0.11%
                                                                                     ------------   ------------
   Total Energy                                                                      $    181,562           0.11%
                                                                                     ------------   ------------

   Health Care
     Sanofi-Aventis Adr                                                     17,101   $    504,308           0.29%
                                                                                     ------------   ------------
   Total Health Care                                                                 $    504,308           0.29%
                                                                                     ------------   ------------

   Telecommunication Services
     France Telecom Sa Adr                                                  11,574   $    264,003           0.15%
     Mobile Telesystems Sp Adr                                               8,241   $    304,340           0.18%
                                                                                     ------------   ------------
   Total Telecommunication Services                                                  $    568,343           0.33%
                                                                                     ------------   ------------

   Utilities
     Veolia Environnement Paris Adr                                          2,053   $     60,646           0.04%
                                                                                     ------------   ------------
   Total Utilities                                                                   $     60,646           0.04%
                                                                                     ------------   ------------

Total France                                                                         $  1,314,859           0.77%
                                                                                     ------------   ------------

Great Britain
   Energy

                 See Accompanying Notes to Financial Statements.

                                    III - 10

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

     BP Amoco Plc Adr                                                        1,082   $     51,590           0.03%
                                                                                     ------------   ------------
   Total Energy                                                                      $     51,590           0.03%
                                                                                     ------------   ------------

Hong Kong
   Energy
     Cnooc Ltd Adr                                                           1,007   $    123,891           0.07%
                                                                                     ------------   ------------
   Total Energy                                                                      $    123,891           0.07%
                                                                                     ------------   ------------

India
   Financials
     Icici Bank Ltd Spon Adr                                                 3,811   $    112,425           0.07%
                                                                                     ------------   ------------
   Total Financials                                                                  $    112,425           0.07%
                                                                                     ------------   ------------

Israel
   Information Technology
     Check Point Software Technology *                                         885   $     20,771           0.01%
     Nice Systems Ltd Adr *                                                    126   $      2,907           0.00%
                                                                                     ------------   ------------
   Total Information Technology                                                      $     23,678           0.01%
                                                                                     ------------   ------------

Japan
   Consumer Discretionary
     ABC Mart                                                                5,600   $    143,939           0.08%
     Alpine Electronics                                                      7,100   $     73,513           0.04%
     Aoki Holdings                                                             300   $      3,265           0.00%
     Benesse                                                                22,200   $    888,138           0.56%
     Daihatsu Motor                                                         52,000   $    483,972           0.28%
     Daiichikosho                                                            2,500   $     27,206           0.02%
     Daiwabo                                                                 2,000   $      5,949           0.00%
     Denso                                                                   6,200   $    159,362           0.09%
     Exedy                                                                  12,500   $    246,800           0.14%
     Fast Retailing                                                          1,500   $    195,885           0.11%
     FCC Co                                                                 12,400   $    170,029           0.10%
     Goldcrest                                                                 350   $      9,232           0.01%
     H2O Retailing Corp                                                     16,000   $     91,040           0.05%
     Honda Motor Adr                                                        30,249   $    827,915           0.48%
     Honda Motor Co.                                                        26,800   $    738,851           0.43%
     Isuzu Motors                                                            4,000   $      6,426           0.00%
     K's Holdings                                                            6,400   $    165,829           0.10%
     Kanto Auto Works                                                       21,800   $    211,482           0.12%
     Keihin Corp                                                             7,100   $     93,308           0.05%
     Komeri                                                                 10,300   $    227,916           0.13%
     Makita                                                                  8,700   $    210,546           0.12%
     Mazda Motor                                                            14,000   $     35,840           0.02%
     Mitsui Home                                                             1,000   $      5,866           0.00%
     Musashi Seimitsu                                                        4,800   $     74,424           0.04%
     NGK Spark Plug                                                          9,000   $     85,910           0.05%
     Nikon                                                                  13,000   $    225,548           0.13%

                 See Accompanying Notes to Financial Statements.

                                    III - 11

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

     Nissan Motor                                                           10,600   $     64,379           0.04%
     Nisshinbo Holding                                                      16,000   $    181,085           0.11%
     Nissin Kogyo                                                            1,200   $     15,310           0.01%
     Nitori                                                                  2,950   $    209,131           0.12%
     Panahome                                                                3,000   $     18,283           0.01%
     Panasonic Corp Adr                                                      6,428   $     86,071           0.05%
     Panasonic Corporation                                                  12,300   $    165,980           0.10%
     Plenus                                                                  2,300   $     33,611           0.02%
     Rinnai                                                                    700   $     30,979           0.02%
     Roland                                                                    200   $      2,458           0.00%
     Round One                                                               1,200   $     11,952           0.01%
     Sanden *                                                               24,000   $     60,196           0.04%
     Sangetsu                                                                1,700   $     37,353           0.02%
     Sankyo                                                                  2,300   $    122,765           0.07%
     Senshukai                                                                 100   $        687           0.00%
     Sharp                                                                  50,000   $    519,770           0.30%
     Shimamura                                                                 600   $     47,759           0.03%
     Showa                                                                  14,400   $     63,131           0.04%
     Sony                                                                    1,900   $     49,723           0.03%
     Sumitomo Forestry Co                                                    1,400   $     11,826           0.01%
     Suzuki Motor                                                            2,900   $     65,223           0.04%
     Tachi-S Co                                                              3,700   $     29,796           0.02%
     Tokai Rika                                                              1,100   $     17,546           0.01%
     Topre                                                                   9,400   $     76,965           0.04%
     Toyo Tire&Rubber *                                                      3,000   $      7,182           0.00%
     Toyobo                                                                  3,000   $      4,882           0.00%
     Toyoda Gosei                                                            4,100   $    110,908           0.06%
     Toyota Boshoku                                                          3,400   $     50,779           0.03%
     Toyota Industries                                                      14,500   $    361,429           0.21%
     Toyota Motor                                                            2,200   $     83,681           0.05%
     Tsutsumi Jewelry                                                          400   $      7,425           0.00%
     U-Shin                                                                  2,100   $     10,643           0.01%
     USS Co Ltd                                                              3,750   $    193,165           0.11%
     Yamaha                                                                  7,300   $     91,245           0.05%
     Yamaha Motor                                                            3,800   $     42,259           0.02%
                                                                                     ------------   ------------
   Total Consumer Discretionary                                                      $  8,293,768           4.83%
                                                                                     ------------   ------------

   Consumer Staples
     Itoham Foods                                                           22,000   $     82,769           0.05%
     Kato Sangyo                                                               200   $      3,219           0.00%
     Mandom                                                                  2,100   $     47,557           0.03%
     Nippon Suisan                                                         109,100   $    286,079           0.16%
     Oenon Holdings                                                          1,000   $      2,280           0.00%
     Prima Meat                                                             26,000   $     31,528           0.02%
     Toyo Suisan                                                            13,000   $    267,720           0.16%
     Uni-Charm                                                                 500   $     38,192           0.02%
     UNY Co                                                                  3,800   $     32,492           0.02%
     Yakult Honsha                                                           2,900   $     55,364           0.03%

                 See Accompanying Notes to Financial Statements.

                                    III - 12

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

     Yonekyu                                                                 1,500   $     15,609           0.01%
                                                                                     ------------   ------------
   Total Consumer Staples                                                            $    862,809           0.50%
                                                                                     ------------   ------------

   Energy
     AOC Holdings                                                            7,000   $     65,513           0.04%
     Japan Petroleum                                                           200   $     11,090           0.01%
     Nippon Mining                                                          28,500   $    148,282           0.08%
     Nippon Oil                                                             20,000   $    118,153           0.07%
                                                                                     ------------   ------------
   Total Energy                                                                      $    343,038           0.20%
                                                                                     ------------   ------------

   Financials
     Aeon Credit                                                            30,100   $    394,013           0.23%
     Aeon Mall                                                               1,400   $     26,669           0.02%
     Bank Of Kyoto                                                          11,000   $    102,037           0.06%
     Chiba Kogyo Bank *                                                      1,100   $     10,888           0.01%
     Chukyo Bank                                                             1,000   $      3,203           0.00%
     Daishi Bank                                                             2,000   $      8,188           0.00%
     Daiwa Securities Group Inc                                             29,000   $    172,825           0.10%
     Eighteenth Bank                                                         8,000   $     24,626           0.01%
     Hachijuni Bank                                                         22,000   $    124,496           0.07%
     Higashi Nippon Bank                                                    15,000   $     33,891           0.02%
     Higo Bank                                                               2,000   $     11,919           0.01%
     Hyakugo Bank                                                           14,000   $     69,213           0.04%
     Iyo Bank                                                                1,000   $     10,209           0.01%
     Juroku Bank                                                             2,000   $      7,089           0.00%
     Kansai Urban Banking                                                   23,000   $     41,001           0.02%
     Kanto Tsukuba Bank *                                                    3,000   $      9,732           0.01%
     Kitanippon Bank                                                           300   $      7,944           0.00%
     Matsui Securities                                                      16,000   $    145,266           0.08%
     Mitsubishi Estate                                                      16,000   $    267,150           0.16%
     Mitsubishi UFJ Financial                                               48,700   $    301,836           0.18%
     Mitsubishi UFJ Lease & Finance                                          9,480   $    309,499           0.18%
     Mitsui Sumitomo Insurance Group Holdings                               21,000   $    551,744           0.33%
     Miyazaki Bank                                                           1,000   $      3,970           0.00%
     Nagoya Bank                                                             6,000   $     27,113           0.02%
     Nanto Bank                                                             10,000   $     55,449           0.03%
     Nomura Holdings Inc Adr                                                17,773   $    149,826           0.09%
     Ogaki Kyoritsu Bank                                                     3,000   $     13,619           0.01%
     Oita Bank                                                               3,000   $     15,422           0.01%
     Promise                                                                   400   $      5,112           0.00%
     Shikoku Bank                                                            3,000   $     11,411           0.01%
     Sompo Japan Insurance Inc                                              24,000   $    160,688           0.09%
     Sumitomo Mitsui Financial Group Inc                                     9,400   $    382,878           0.22%
     Sumitomo Real Estate Sales Co                                           4,300   $    208,126           0.12%
     Sumitomo Realty                                                         5,000   $     91,776           0.05%
     Sumitomo Trust & Banking Co                                            11,000   $     59,284           0.03%
     Tokyo Tomin Bank                                                        3,200   $     61,290           0.04%
                                                                                     ------------   ------------
   Total Financials                                                                  $  3,879,402           2.26%
                                                                                     ------------   ------------

                 See Accompanying Notes to Financial Statements.

                                    III - 13

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

   Health Care
     Chugai Pharm                                                           12,900   $    246,007           0.14%
     Hisamitsu Pharm                                                         5,500   $    171,011           0.10%
     Hogy Medical                                                              700   $     35,618           0.02%
     Kaken Pharm                                                             1,000   $      8,913           0.01%
     Mochida Pharm                                                           4,000   $     38,472           0.02%
     Nippon Shinyaku                                                         3,000   $     34,358           0.02%
     Ono Pharm                                                               1,800   $     79,660           0.05%
     Santen Pharma Co.                                                      19,200   $    584,049           0.34%
     Shionogi                                                               11,000   $    212,852           0.12%
     Suzuken                                                                 1,600   $     46,349           0.03%
     Taisho Pharm                                                           23,000   $    435,518           0.25%
                                                                                     ------------   ------------
   Total Health Care                                                                 $  1,892,807           1.10%
                                                                                     ------------   ------------

   Industrials
     Amada                                                                  44,000   $    273,162           0.16%
     Asahi Diamond Industrial Co                                            17,000   $     96,730           0.06%
     Central Glass                                                          16,000   $     63,678           0.04%
     Cosel                                                                   3,700   $     39,077           0.02%
     Daihen                                                                 46,000   $    160,667           0.09%
     Fujikura                                                               18,000   $     90,480           0.05%
     Fukuyama Transporting                                                  23,000   $    102,503           0.06%
     Futaba                                                                  9,900   $    181,716           0.11%
     Hankyu Hanshin Holding                                                113,000   $    529,367           0.35%
     Hanwa                                                                  40,000   $    150,075           0.09%
     Hibiya Engineer                                                           500   $      4,446           0.00%
     Hino Motors                                                            11,000   $     34,316           0.02%
     Hitachi Cable                                                          36,000   $    115,293           0.07%
     Inaba Denkisangyo                                                         200   $      4,664           0.00%
     Itochu                                                                 38,000   $    264,663           0.15%
     JTEKT                                                                   9,700   $     98,624           0.06%
     Kajima                                                                 63,000   $    196,538           0.11%
     Keihan Electric Rail                                                   12,000   $     50,992           0.03%
     Kintetsu Corp                                                          37,000   $    162,979           0.09%
     Kintetsu World Express                                                  7,400   $    176,400           0.10%
     Kitz                                                                    1,000   $      3,410           0.00%
     Kuroda Electric                                                         9,900   $    133,081           0.08%
     Maeda                                                                  13,000   $     49,448           0.03%
     Max                                                                     1,000   $     11,059           0.01%
     Misumi                                                                  3,700   $     52,268           0.03%
     Mitsubishi Electric                                                     2,000   $     12,665           0.01%
     Mitsui Engineering & Shipbuilding Co                                    2,000   $      4,705           0.00%
     Nabtesco                                                                5,000   $     49,438           0.03%
     Nippo Corporation                                                       2,000   $     18,573           0.01%
     Nippon Express                                                         35,000   $    159,248           0.09%
     Nippon Signal                                                           2,900   $     24,135           0.01%
     Nishi-Nippon Rail                                                       1,000   $      3,710           0.00%

                 See Accompanying Notes to Financial Statements.

                                    III - 14

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

     Nitta                                                                   1,700   $     24,826           0.01%
     NSK Ltd                                                                78,000   $    396,124           0.23%
     NTN Corp                                                               14,000   $     56,154           0.03%
     Okumura                                                                10,000   $     38,970           0.02%
     Sagami Railway                                                          2,000   $      8,188           0.00%
     Sato                                                                    3,200   $     29,385           0.02%
     Secom                                                                   9,900   $    402,218           0.23%
     Shima Seiki                                                             9,600   $    222,874           0.13%
     Shimizu                                                                67,000   $    291,652           0.17%
     Sumitomo Electric Industries Ltd                                        6,700   $     75,413           0.04%
     Taisei                                                                  7,000   $     16,904           0.01%
     Takara Standard                                                         4,000   $     23,714           0.01%
     THK Co                                                                 16,500   $    246,769           0.14%
     Toshiba Plant Systems                                                   3,000   $     34,016           0.02%
     Toyo Engineering                                                       50,000   $    169,456           0.10%
     Toyota Tsusho                                                          16,200   $    240,771           0.14%
     Tsubakimoto Chain                                                      52,000   $    182,163           0.11%
     Yusen Air & Sea                                                           600   $      7,605           0.00%
                                                                                     ------------   ------------
   Total Industrials                                                                 $  5,785,312           3.37%
                                                                                     ------------   ------------

   Information Technology
     Alps Electric                                                           4,300   $     23,397           0.01%
     Brother Industries                                                     61,100   $    542,070           0.32%
     Canon                                                                     900   $     29,476           0.02%
     Canon Finetech                                                            100   $      1,339           0.00%
     Capcom                                                                 10,300   $    185,322           0.11%
     Denki Kogyo                                                             8,000   $     40,296           0.02%
     Fujitsu                                                                14,000   $     76,323           0.04%
     Hamamatsu Photo                                                        16,000   $    306,286           0.18%
     Hirose Electric                                                         2,400   $    256,206           0.15%
     Horiba                                                                    100   $      2,410           0.00%
     Ines                                                                      600   $      4,086           0.00%
     Keyence                                                                 2,900   $    592,113           0.34%
     Kyocera                                                                 7,700   $    580,183           0.34%
     Mabuchi Motor                                                           4,100   $    198,020           0.12%
     Murata Manufacturing                                                      800   $     33,995           0.02%
     NEC Electronics *                                                       8,400   $     76,352           0.04%
     Net One Systems                                                            57   $    100,312           0.06%
     Nidec                                                                   3,100   $    187,957           0.11%
     Obic                                                                      960   $    155,912           0.09%
     Omron                                                                  31,600   $    456,879           0.28%
     Oracle                                                                    300   $     11,007           0.01%
     Ricoh                                                                  21,000   $    270,975           0.16%
     Ryosan                                                                    300   $      7,058           0.00%
     Sanken Electric                                                        56,000   $    221,133           0.13%
     Seiko Epson                                                             6,100   $     99,575           0.06%
     Shinko Electric Industries Co                                             400   $      4,958           0.00%
     TDK Corp                                                                1,200   $     56,465           0.03%

                 See Accompanying Notes to Financial Statements.

                                    III - 15

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

     TKC                                                                       200   $      3,837           0.00%
     Toshiba                                                                48,000   $    174,120           0.10%
     Trend                                                                   1,000   $     32,026           0.02%
     Yahoo! Japan Corp                                                           9   $      2,868           0.00%
                                                                                     ------------   ------------
   Total Information Technology                                                      $  4,732,956           2.76%
                                                                                     ------------   ------------

   Materials
     Daio Paper                                                             12,000   $    105,094           0.06%
     DIC                                                                   154,000   $    241,012           0.14%
     FP Corp                                                                   500   $     21,972           0.01%
     Fuji Seal                                                                 300   $      5,401           0.00%
     Hitachi Chemical                                                        3,500   $     56,480           0.03%
     Hitachi Metals                                                         12,000   $    102,109           0.06%
     JFE Holdings                                                           12,800   $    431,155           0.25%
     Kaneka                                                                  4,000   $     28,481           0.02%
     Kansai Paint                                                           27,000   $    193,927           0.11%
     Kuraray                                                                 5,500   $     61,108           0.04%
     Lintec                                                                  2,000   $     34,741           0.02%
     Mitsubishi Gas Chemical Co                                             71,000   $    388,537           0.23%
     Mitsubishi Paper Mills                                                 29,000   $     40,576           0.02%
     Mitsubishi Rayon                                                       48,000   $    139,794           0.08%
     Mitsui Mining and Smelting *                                           19,000   $     49,230           0.03%
     Nakayama Steel                                                          3,000   $      7,120           0.00%
     Nifco                                                                   4,800   $     74,424           0.04%
     Nihon Parkerizing                                                       3,000   $     31,746           0.02%
     Nippon Paint                                                            8,000   $     41,208           0.02%
     Nippon Paper                                                           18,600   $    480,976           0.28%
     Nippon Shokubai                                                        10,000   $     76,592           0.04%
     Nippon Steel                                                          164,000   $    628,906           0.37%
     Nippon Yakin                                                            4,000   $     19,361           0.01%
     NOF Corp                                                               31,000   $    124,983           0.07%
     Oji Paper Co.                                                         143,000   $    615,070           0.36%
     Pacific Metals                                                         14,000   $    108,535           0.06%
     Sanyo Chemical Industries Ltd                                           2,000   $     10,136           0.01%
     Sanyo Special Steel Co Ltd                                             50,000   $    191,221           0.11%
     Shin-Etsu Chemical Co.                                                 16,500   $    766,129           0.47%
     Sumitomo Bakelite                                                      30,000   $    150,801           0.09%
     Sumitomo Chemical                                                      47,000   $    211,898           0.12%
     Sumitomo Metal                                                        196,000   $    522,071           0.30%
     Sumitomo Metal Mining Co                                                7,000   $     98,886           0.06%
     Sumitomo Osaka Cement Co                                              120,000   $    259,937           0.15%
     Taiheiyo Cement                                                       135,000   $    232,264           0.14%
     Taiyo Ink Manufacturing Co                                                200   $      4,426           0.00%
     Topy Industries                                                        19,000   $     36,037           0.02%
     Toyo Kohan                                                              2,000   $      9,307           0.01%
                                                                                     ------------   ------------
   Total Materials                                                                   $  6,601,651           3.85%
                                                                                     ------------   ------------

   Telecommunication Services

                 See Accompanying Notes to Financial Statements.

                                    III - 16

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

     Nippon T & T Adr                                                          594   $     12,088           0.01%
                                                                                     ------------   ------------
   Total Telecommunication Services                                                  $     12,088           0.01%
                                                                                     ------------   ------------

   Utilities
     Hokkaido Electric                                                       7,400   $    138,589           0.08%
     Saibu Gas                                                               2,000   $      5,182           0.00%
     Toho Gas                                                               59,000   $    239,706           0.14%
     Tohoku Electric Power Co.                                              29,600   $    618,169           0.36%
     Tokyo Gas                                                             245,000   $    876,043           0.51%
                                                                                     ------------   ------------
   Total Utilities                                                                   $  1,877,689           1.09%
                                                                                     ------------   ------------

Total Japan                                                                          $ 34,281,520          19.97%
                                                                                     ------------   ------------

Mexico
   Consumer Staples
     Coca Cola Femsa Sab De Cv Adr                                           2,598   $    104,232           0.06%
     Fomento Economico Mexicano Sab De Cv                                    2,738   $     88,273           0.05%
                                                                                     ------------   ------------
   Total Consumer Staples                                                            $    192,505           0.11%
                                                                                     ------------   ------------

   Materials
     Cemex S.A.B. De C.V. Adr *                                                 32   $        299           0.00%
                                                                                     ------------   ------------
   Total Materials                                                                   $        299           0.00%
                                                                                     ------------   ------------

   Telecommunication Services
     Telefonos De Mexico Sa Telmex Adr                                       6,211   $    100,680           0.06%
                                                                                     ------------   ------------
   Total Telecommunication Services                                                  $    100,680           0.06%
                                                                                     ------------   ------------

Total Mexico                                                                         $    293,484           0.17%
                                                                                     ------------   ------------

Netherlands
   Information Technology
     Asml Holding Nv Adr                                                    17,616   $    381,386           0.22%
                                                                                     ------------   ------------
   Total Information Technology                                                      $    381,386           0.22%
                                                                                     ------------   ------------

Papua (new Guinea)
   Materials
     Lihir Gold Limited Adr *                                                9,079   $    211,813           0.12%
                                                                                     ------------   ------------
   Total Materials                                                                   $    211,813           0.12%
                                                                                     ------------   ------------

Peru
   Materials
     Compania De Minas Buenaventura Adr                                      3,375   $     81,101           0.05%
                                                                                     ------------   ------------
   Total Materials                                                                   $     81,101           0.05%
                                                                                     ------------   ------------

Russia
   Telecommunication Services

                 See Accompanying Notes to Financial Statements.

                                    III - 17

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

     Vimpel Communications Ojsc Mo Adr                                      14,629   $    172,183           0.10%
                                                                                     ------------   ------------
   Total Telecommunication Services                                                  $    172,183           0.10%
                                                                                     ------------   ------------

South Africa
   Energy
     Sasol Ltd Adr                                                           7,361   $    256,310           0.15%
                                                                                     ------------   ------------
   Total Energy                                                                      $    256,310           0.15%
                                                                                     ------------   ------------

   Materials
     Anglogold Ashanti Limited Adr                                           1,854   $     67,912           0.04%
     Gold Fields Ltd Adr                                                     8,903   $    107,281           0.06%
                                                                                     ------------   ------------
   Total Materials                                                                   $    175,193           0.10%
                                                                                     ------------   ------------

Total South Africa                                                                   $    431,503           0.25%
                                                                                     ------------   ------------

South Korea
   Telecommunication Services
     KT Corp Sponsor Adr                                                     3,539   $     50,820           0.03%
                                                                                     ------------   ------------
   Total Telecommunication Services                                                  $     50,820           0.03%
                                                                                     ------------   ------------

   Utilities
     Korea Electric Power                                                    1,300   $     14,950           0.01%
                                                                                     ------------   ------------
   Total Utilities                                                                   $     14,950           0.01%
                                                                                     ------------   ------------

Total South Korea                                                                    $     65,770           0.04%
                                                                                     ------------   ------------

Switzerland
   Materials
     Syngenta Ag Adr                                                         3,084   $    143,468           0.08%
                                                                                     ------------   ------------
   Total Materials                                                                   $    143,468           0.08%
                                                                                     ------------   ------------

Taiwan, Republic Of China
   Information Technology
     Taiwan Semiconductor Manufacturing Adr                                 69,174   $    650,857           0.39%
                                                                                     ------------   ------------
   Total Information Technology                                                      $    650,857           0.39%
                                                                                     ------------   ------------

Total Common Stocks (Non-United States)
    (cost - $41,104,424)                                                             $ 41,453,209          24.15%
                                                                                     ------------   ------------

                 See Accompanying Notes to Financial Statements.

                                    III - 18

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

United States Government Securities**

                                                                                                      % of Net
  Maturity      Maturity                                                                 Value          Asset
 Face Value       Date                          Description                               ($)           Value
------------   ----------   ------------------------------------------------------   ------------   ------------
$  5,000,000   07/02/2009                   U.S. Treasury Bills
 (cost, including accrued interest, - $4,999,993)                                    $  4,999,993           2.91%
                                                                                     ------------   ------------

Total investment securities                                                          $ 90,439,108          52.68%
 (cost - $89,899,540)                                                                ============   ============

PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS

                                                                                                      % of Net
                Expiry          Market           Strike                                 Value           Asset
Counterparty     Date          Put/Call          Price       Amount      Currency        ($)            Value
------------  ----------  ------------------  -----------  ----------  -----------   ------------   ------------
RBS           07/03/2009  USD Call / JPY Put     100.7500     580,000          USD   $          1           0.00%
RBS           07/02/2009  USD Put / JPY Call      91.9500     600,000          USD   $          2           0.00%
RBS           07/06/2009  EUR Put / GBP Call       0.8180     470,000          EUR   $          7           0.00%
RBS           07/09/2009  USD Call / CHF Put       1.1365     450,000          USD   $         36           0.00%
RBS           07/07/2009  EUR Call / GBP Put       0.8860     260,000          EUR   $         38           0.00%
RBS           07/08/2009  EUR Put / GBP Call       0.8220     260,000          EUR   $         45           0.00%
RBS           07/06/2009  USD Call / JPY Put      99.8000     620,000          USD   $         53           0.00%
RBS           07/07/2009  USD Put / JPY Call      91.4500     560,000          USD   $         62           0.00%
RBS           07/08/2009  USD Call / CHF Put       1.1260     490,000          USD   $         86           0.00%
RBS           07/03/2009  USD Put / JPY Call      93.1000     580,000          USD   $         87           0.00%
RBS           07/07/2009  EUR Put / GBP Call       0.8290     260,000          EUR   $         88           0.00%
RBS           07/07/2009  USD Call / JPY Put      99.8500     560,000          USD   $         90           0.00%
RBS           07/06/2009  USD Put / JPY Call      92.3500     620,000          USD   $         98           0.00%
RBS           07/08/2009  USD Put / JPY Call      91.4000     660,000          USD   $        129           0.00%
RBS           07/10/2009  USD Put / JPY Call      91.4500     300,000          USD   $        131           0.00%
RBS           07/09/2009  USD Call / JPY Put     100.3000     610,000          USD   $        138           0.00%
RBS           07/10/2009  EUR Call / GBP Put       0.8830     260,000          EUR   $        180           0.00%
RBS           07/10/2009  USD Call / CHF Put       1.1235     430,000          USD   $        216           0.00%
RBS           07/08/2009  EUR Call / GBP Put       0.8750     260,000          EUR   $        234           0.00%
RBS           07/08/2009  USD Call / JPY Put      99.4000     660,000          USD   $        308           0.00%

                 See Accompanying Notes to Financial Statements.

                                    III - 19

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

RBS           07/14/2009  EUR Call / GBP Put       0.8780     220,000          EUR   $        383           0.00%
RBS           07/13/2009  USD Call / CHF Put       1.1200     460,000          USD   $        433           0.00%
RBS           07/13/2009  EUR Put / USD Call       1.3610     310,000          EUR   $        436           0.00%
RBS           07/09/2009  USD Put / JPY Call      92.6500     610,000          USD   $        440           0.00%
RBS           07/06/2009  EUR Call / GBP Put       0.8665     470,000          EUR   $        643           0.00%
RBS           07/14/2009  USD Call / CHF Put       1.1145     450,000          USD   $        763           0.00%
RBS           07/10/2009  USD Put / CHF Call       1.0835     270,000          USD   $      2,027           0.00%
RBS           07/14/2009  USD Put / CHF Call       1.0800     290,000          USD   $      2,105           0.00%
RBS           07/13/2009  USD Put / CHF Call       1.0850     300,000          USD   $      2,639           0.00%
RBS           07/09/2009  USD Call / CAD Put       1.1605     440,000          USD   $      3,975           0.00%
RBS           07/07/2009  USD Call / CAD Put       1.1515     460,000          USD   $      5,679           0.00%
RBS           07/14/2009  USD Call / CAD Put       1.1520     410,000          USD   $      6,250           0.00%
RBS           07/08/2009  USD Call / CAD Put       1.1490     460,000          USD   $      6,683           0.00%
RBS           07/13/2009  USD Call / CAD Put       1.1515     450,000          USD   $      6,741           0.00%
RBS           07/10/2009  USD Call / CAD Put       1.1485     450,000          USD   $      7,197           0.01%
RBS           07/06/2009  USD Call / CAD Put       1.1440     440,000          USD   $      7,387           0.01%
RBS           07/01/2009  USD Call / CAD Put       1.1390     420,000          USD   $      8,269           0.01%
RBS           07/02/2009  USD Call / CAD Put       1.1305     440,000          USD   $     11,885           0.01%
RBS           07/03/2009  USD Call / CAD Put       1.1275     440,000          USD   $     13,034           0.01%

     Purchased options on forward currency contracts                                 ------------   ------------
     (premiums paid- $86,069)                                                        $     88,998           0.05%
                                                                                     ============   ============

WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS

                                                                                                      % of Net
                Expiry          Market           Strike                                  Value          Asset
Counterparty     Date          Put/Call          Price       Amount      Currency         ($)           Value
------------  ----------  ------------------  -----------  ----------  -----------   ------------   ------------
RBS           07/08/2009  USD Call / JPY Put      95.3500   1,320,000          USD   $    (19,042)         (0.02)%
RBS           07/07/2009  USD Call / JPY Put      95.5000   1,130,000          USD   $    (14,326)         (0.02)%
RBS           07/06/2009  USD Call / JPY Put      95.9500   1,240,000          USD   $    (10,998)         (0.02)%
RBS           07/09/2009  USD Call / JPY Put      96.3500   1,210,000          USD   $    (10,252)         (0.02)%
RBS           07/02/2009  USD Call / JPY Put      95.9000   1,210,000          USD   $     (8,829)         (0.01)%
RBS           07/09/2009  USD Put / CHF Call       1.0620   4,330,000          USD   $     (7,218)         (0.01)%
RBS           07/07/2009  EUR Put / GBP Call       0.8570     530,000          EUR   $     (6,528)          0.00%
RBS           07/13/2009  USD Put / CHF Call       1.0505   5,600,000          USD   $     (6,474)          0.00%
RBS           07/10/2009  USD Call / JPY Put      95.3000     390,000          USD   $     (6,204)          0.00%

                 See Accompanying Notes to Financial Statements.

                                    III - 20

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

RBS           07/14/2009  USD Put / CHF Call       1.0455   5,560,000          USD   $     (5,570)          0.00%
RBS           07/14/2009  USD Call / CAD Put       1.1930   2,160,000          USD   $     (5,241)          0.00%
RBS           07/13/2009  EUR Call / USD Put       1.4560   3,570,000          EUR   $     (4,798)          0.00%
RBS           07/10/2009  USD Put / CHF Call       1.0505   5,260,000          USD   $     (4,711)          0.00%
RBS           07/01/2009  USD Call / JPY Put      96.3500   1,250,000          USD   $     (3,940)          0.00%
RBS           07/03/2009  USD Call / JPY Put      96.8000   1,170,000          USD   $     (3,860)          0.00%
RBS           07/10/2009  EUR Put / GBP Call       0.8550     300,000          EUR   $     (3,735)          0.00%
RBS           07/13/2009  USD Call / CAD Put       1.1970   2,140,000          USD   $     (3,500)          0.00%
RBS           07/08/2009  EUR Put / GBP Call       0.8485     520,000          EUR   $     (3,060)          0.00%
RBS           07/09/2009  EUR Call / USD Put       1.4450   1,930,000          EUR   $     (2,776)          0.00%
RBS           07/14/2009  EUR Call / USD Put       1.4640   2,470,000          EUR   $     (2,773)          0.00%
RBS           07/14/2009  EUR Put / GBP Call       0.8500     280,000          EUR   $     (2,709)          0.00%
RBS           07/10/2009  USD Call / CAD Put       1.1985   2,090,000          USD   $     (2,337)          0.00%
RBS           07/10/2009  EUR Call / USD Put       1.4575   2,410,000          EUR   $     (2,261)          0.00%
RBS           07/03/2009  USD Call / CAD Put       1.1785   1,960,000          USD   $     (2,053)          0.00%
RBS           07/08/2009  USD Put / CHF Call       1.0465   4,720,000          USD   $     (1,767)          0.00%
RBS           07/06/2009  EUR Put / GBP Call       0.8420     930,000          EUR   $     (1,637)          0.00%
RBS           07/14/2009  GBP Put / USD Call       1.6005     370,000          GBP   $     (1,603)          0.00%
RBS           07/09/2009  AUD Call / USD Put       0.8360     860,000          AUD   $     (1,216)          0.00%
RBS           07/08/2009  USD Call / CAD Put       1.1985   2,030,000          USD   $     (1,205)          0.00%
RBS           07/07/2009  AUD Call / USD Put       0.8300     830,000          AUD   $     (1,173)          0.00%
RBS           07/13/2009  GBP Put / USD Call       1.5915     420,000          GBP   $     (1,140)          0.00%
RBS           07/10/2009  EUR Put / GBP Call       0.8310     860,000          EUR   $     (1,032)          0.00%
RBS           07/13/2009  AUD Call / USD Put       0.8450     840,000          AUD   $     (1,000)          0.00%
RBS           07/14/2009  EUR Put / GBP Call       0.8295     600,000          EUR   $       (947)          0.00%
RBS           07/14/2009  EUR Call / JPY Put     140.4500     470,000          EUR   $       (938)          0.00%
RBS           07/10/2009  USD Call / JPY Put      98.9500     710,000          USD   $       (895)          0.00%
RBS           07/13/2009  EUR Call / JPY Put     139.5000     290,000          EUR   $       (775)          0.00%
RBS           07/08/2009  EUR Call / USD Put       1.4590   1,610,000          EUR   $       (754)          0.00%
RBS           07/14/2009  AUD Call / USD Put       0.8525     840,000          AUD   $       (733)          0.00%
RBS           07/02/2009  USD Call / CAD Put       1.1810   1,930,000          USD   $       (728)          0.00%
RBS           07/10/2009  GBP Put / USD Call       1.5860     420,000          GBP   $       (719)          0.00%
RBS           07/10/2009  AUD Call / USD Put       0.8460     850,000          AUD   $       (719)          0.00%
RBS           07/08/2009  AUD Call / USD Put       0.8395     820,000          AUD   $       (691)          0.00%
RBS           07/06/2009  USD Call / CAD Put       1.1945   1,990,000          USD   $       (687)          0.00%
RBS           07/09/2009  USD Call / CAD Put       1.2110   2,050,000          USD   $       (663)          0.00%
RBS           07/09/2009  EUR Put / GBP Call       0.8305     750,000          EUR   $       (662)          0.00%

                 See Accompanying Notes to Financial Statements.

                                    III - 21

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

RBS           07/07/2009  USD Call / CAD Put       1.2020   2,020,000          USD   $       (532)          0.00%
RBS           07/06/2009  AUD Call / USD Put       0.8350     850,000          AUD   $       (528)          0.00%
RBS           07/03/2009  EUR Call / USD Put       1.4430   1,450,000          EUR   $       (404)          0.00%
RBS           07/08/2009  EUR Call / JPY Put     139.5000     300,000          EUR   $       (382)          0.00%
RBS           07/13/2009  EUR Put / GBP Call       0.8250     420,000          EUR   $       (341)          0.00%
RBS           07/14/2009  USD Put / JPY Call      92.2500     260,000          USD   $       (303)          0.00%
RBS           07/13/2009  USD Put / JPY Call      91.6500     300,000          USD   $       (206)          0.00%
RBS           07/09/2009  GBP Put / USD Call       1.5640     370,000          GBP   $       (178)          0.00%
RBS           07/02/2009  EUR Call / USD Put       1.4460   2,120,000          EUR   $       (141)          0.00%
RBS           07/03/2009  USD Put / CHF Call       1.0470   1,480,000          USD   $        (78)          0.00%
RBS           07/02/2009  AUD Call / USD Put       0.8375     850,000          AUD   $        (53)          0.00%
RBS           07/07/2009  USD Put / CHF Call       1.0380     410,000          USD   $        (42)          0.00%
RBS           07/02/2009  GBP Call / USD Put       1.6940     340,000          GBP   $        (41)          0.00%
RBS           07/01/2009  EUR Call / USD Put       1.4400   2,840,000          EUR   $        (34)          0.00%
RBS           07/03/2009  AUD Call / USD Put       0.8485     820,000          AUD   $        (32)          0.00%
RBS           07/02/2009  EUR Call / JPY Put     139.5500     610,000          EUR   $        (26)          0.00%
RBS           07/03/2009  EUR Call / JPY Put     140.6000     480,000          EUR   $        (23)          0.00%
RBS           07/01/2009  USD Call / CAD Put       1.1895   1,920,000          USD   $        (13)          0.00%
RBS           07/01/2009  AUD Call / USD Put       0.8345     840,000          AUD   $         (7)          0.00%
RBS           07/01/2009  USD Put / CHF Call       1.0520   4,380,000          USD   $         (2)          0.00%
RBS           07/01/2009  GBP Call / USD Put       1.6930     280,000          GBP   $         (2)          0.00%

  Total options written on forward currency contracts                                ------------   ------------
  (premiums received- $269,521)                                                      $   (168,247)         (0.10)%
                                                                                     ============   ============

FUTURES CONTRACTS PURCHASED

                                                                                                      % of Net
                                                                           No. of        Value          Asset
Sector                   Contract                Expiration   Exchange   Contracts        ($)           Value
-------   -------------------------------------  ----------  ---------  -----------  ------------   ------------
Energy
          GAS OIL                                  Jul-09       ICE              43  $    (27,850)         (0.02)%
          LIGHT CRUDE                              Aug-09       NYM              40  $      4,750           0.00%
          BRENT CRUDE                              Aug-09       ICE              34  $      2,660           0.00%
          RBOB UNLEADED GAS                        Aug-09       NYM              52  $   (166,379)         (0.09)%
          HEATING OIL                              Aug-09       NYM               5  $    (13,146)         (0.01)%
                                                                                     ------------   ------------
Total energy                                                                         $   (199,965)         (0.12)%
                                                                                     ------------   ------------

                 See Accompanying Notes to Financial Statements.

                                    III - 22

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

Metals
          NICKEL                                   Sep-09       LME              16  $     68,701           0.04%
          COPPER                                   Sep-09       LME              25  $    (64,396)         (0.04)%
          ZINC                                     Sep-09       LME              37  $    (51,340)         (0.03)%
          GOLD                                     Aug-09      COMEX             11  $    (18,970)         (0.01)%
          SILVER                                   Sep-09      COMEX             18  $    (49,780)         (0.03)%
                                                                                     ------------   ------------
Total metals                                                                         $   (115,785)         (0.07)%
                                                                                     ------------   ------------
Stock indicies
          AEX INDEX                                Jul-09    EURONEXT            17  $      6,206           0.00%
          STOXX 50                                 Sep-09      EUREX             66  $     26,874           0.02%
          HANG SENG                                Jul-09       HKF              23  $     39,564           0.02%
          IBEX 35                                  Jul-09    MEFF-RV             33  $    180,476           0.11%
          DAX                                      Sep-09      EUREX             25  $     (4,669)          0.00%
          MINI NASDAQ                              Sep-09       CME              11  $      7,155           0.00%
          MSCI TAIWAN                              Jul-09       SGX              99  $     20,790           0.01%
          NIKKEI 225                               Sep-09       SGX             123  $     40,827           0.02%
                                                                                     ------------   ------------
Total stock indicies                                                                 $    317,223           0.18%
                                                                                     ------------   ------------
Short-term interest rates
          90 DAY BANK BILLS                        Dec-09       SFE              92  $     (6,739)          0.00%
          3-MONTH EURIBOR                          Sep-10      LIFFE            551  $    229,500           0.13%
          SHORT STERLING                           Sep-10      LIFFE            431  $     (5,536)          0.00%
                                                                                     ------------   ------------
Total short-term interest rates                                                      $    217,225           0.13%
                                                                                     ------------   ------------
Long-term interest rates
          EURO-SCHATZ                              Sep-09      LIFFE             96  $      8,558           0.00%
          LONG GILT                                Sep-09      LIFFE             12  $     (4,758)          0.00%
          AUSTRALIAN 3-YEAR T-BOND                 Sep-09       SFE              18  $     (4,730)          0.00%
          AUSTRALIAN 10-YEAR T-BOND                Sep-09       SFE              12  $      6,550           0.00%
          U.S. 2 YEAR NOTE                         Sep-09       CBOT             85  $     79,344           0.05%
                                                                                     ------------   ------------
Total long-term interest rates                                                       $     84,964           0.05%
                                                                                     ------------   ------------
  Net unrealized gain on futures contracts purchased                                 $    303,662           0.17%
                                                                                     ------------   ------------

                 See Accompanying Notes to Financial Statements.

                                    III - 23

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

FUTURES CONTRACTS SOLD

                                                                                                      % of Net
                                                                          No. of        Value           Asset
Sector              Contract                     Expiration  Exchange    Contracts       ($)            Value
------    -------------------------------------  ----------  ---------  -----------  ------------   ------------
Energy
          NATURAL GAS                              Aug-09      NYM               56  $    103,650           0.06%
                                                                                     ------------   ------------
Total energy                                                                         $    103,650           0.06%
                                                                                     ------------   ------------
Metals
          NICKEL                                   Sep-09      LME                3  $     (7,125)          0.00%
          COPPER                                   Sep-09      LME                3  $        887           0.00%
          ZINC                                     Sep-09      LME                5  $      1,172           0.00%
                                                                                     ------------   ------------
Total metals                                                                         $     (5,066)          0.00%
                                                                                     ------------   ------------
Stock indicies
          FTSE 100                                 Sep-09     LIFFE              79  $     68,486           0.04%
          MINI S&P 500                             Sep-09      CME              111  $    117,040           0.07%
          CAC 40                                   Jul-09    EURONEXT            19  $      7,996           0.00%
          SPI 200                                  Sep-09      SFE              127  $    187,972           0.11%
                                                                                     ------------   ------------
Total stock indicies                                                                 $    381,494           0.22%
                                                                                     ------------   ------------
Short-term interest rates
          EURODOLLARS                              Sep-10      CME              116  $     23,275           0.01%
                                                                                     ------------   ------------
Total short-term interest rates                                                      $     23,275           0.01%
                                                                                     ------------   ------------
Long-term interest rates
          EURO-BUND                                Sep-09     EUREX              75  $   (221,258)         (0.13)%
          EURO-BOBL                                Sep-09     EUREX              35  $    (78,967)         (0.05)%
          CANADIAN GOVERNMENT
          BOND                                     Sep-09       ME               77  $     (5,121)          0.00%
          MINI JAPANESE GOVERNMENT
          BOND                                     Sep-09     SIMEX             218  $   (528,375)         (0.30)%
          U.S. 5 YEAR NOTE                         Sep-09      CBOT             404  $     63,383           0.04%
          U.S. 10 YEAR NOTE                        Sep-09      CBOT             217  $     49,718           0.03%
          U.S. T-BOND                              Sep-09      CBOT             119  $   (146,071)         (0.09)%


                 See Accompanying Notes to Financial Statements.

                                    III - 24

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

                                                                                     ------------   ------------
Total long-term interest rates                                                       $   (866,691)         (0.50)%
                                                                                     ------------   ------------

 Net unrealized loss on futures contracts sold                                       $   (363,338)         (0.21)%
                                                                                     ------------   ------------

   Net unrealized loss on futures contracts                                          $    (59,676)         (0.04)%
                                                                                     ============   ============

LONG FORWARD CURRENCY CONTRACTS

                                                                                                      % of Net
                Maturity                                                                Value           Asset
Counterparty      Date            Amount                      Currency                   ($)            Value
------------   ----------   -----------------    ----------------------------------  ------------   ------------
RBS            06/17/2009         196,351,000             Australian Dollar          $    382,537           0.22%
RBS            06/17/2009         143,339,836               British Pound            $    667,390           0.39%
RBS            06/17/2009         148,237,907              Canadian Dollar           $   (540,935)         (0.31)%
RBS            06/17/2009         191,230,582                   Euro                 $   (218,314)         (0.13)%
RBS            06/17/2009      22,206,410,497                Japanese Yen            $    131,476           0.08%
RBS            06/17/2009         284,500,000                Mexican Peso            $     90,630           0.05%
RBS            06/17/2009          64,400,000             New Zealand Dollar         $    417,719           0.24%
RBS            06/17/2009          21,750,000              Norwegian Crona           $    (15,856)         (0.01)%
RBS            06/17/2009          79,390,000              Singapore Dollar          $       (852)          0.00%
RBS            06/17/2009         107,000,000             South African Rand         $    182,337           0.11%
RBS            06/17/2009          37,500,000              Swedish Krona             $      5,206           0.00%
RBS            06/17/2009         175,665,563                 Swiss Franc            $   (476,864)         (0.28)%
                                                                                     ------------   ------------
  Net unrealized gain on long forward currency contracts                             $    624,474           0.36%
                                                                                     ------------   ------------

SHORT FORWARD CURRENCY CONTRACTS

                                                                                                      % of Net
                Maturity                                                                Value           Asset
Counterparty      Date            Amount                      Currency                   ($)            Value
------------   ----------   -----------------    ----------------------------------  ------------   ------------
RBS            06/17/2009         173,615,000             Australian Dollar          $   (133,675)         (0.08)%
RBS            06/17/2009         135,725,405              British Pound             $   (455,808)         (0.26)%
RBS            06/17/2009         152,721,682             Canadian Dollar            $    769,122           0.45%
RBS            06/17/2009         183,139,862                  Euro                  $   (353,891)         (0.21)%
RBS            06/17/2009      23,454,121,217              Japanese Yen              $   (175,770)         (0.10)%
RBS            06/17/2009         259,500,000              Mexican Peso              $   (140,027)         (0.08)%
RBS            06/17/2009          47,200,000             New Zealand Dollar         $    (83,125)         (0.05)%

                 See Accompanying Notes to Financial Statements.

                                    III - 25

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

RBS            06/17/2009          17,250,000               Norwegian Crona          $      2,470           0.00%
RBS            06/17/2009          63,920,000               Singapore Dollar         $    (13,520)         (0.01)%
RBS            06/17/2009          77,500,000              South African Rand        $    (32,260)         (0.02)%
RBS            06/17/2009          33,000,000                Swedish Krona           $     (2,290)          0.00%
RBS            06/17/2009         126,459,626                 Swiss Franc            $     59,706           0.03%
                                                                                     ------------   ------------
  Net unrealized loss on short forward currency contracts                            $   (559,068)         (0.33)%
                                                                                     ------------   ------------

    Net unrealized gain on forward contracts                                         $     65,406           0.03%
                                                                                     ============   ============

                 See Accompanying Notes to Financial Statements.

                                    III - 26

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

INVESTMENT SECURITIES SOLD SHORT

                                                                                                      % of Net
                                                                                                        Asset
                                                                         Shares        Value ($)        Value
                                                                      ------------   ------------   ------------
Common Stocks (United States)
  Consumer Discretionary
      Autoliv Inc                                                            5,717   $    164,478           0.10%
      Bed Bath Beyond Inc                                                    7,829   $    240,742           0.14%
      Block H & R Inc                                                       18,853   $    324,837           0.19%
      Bob Evans Farms Inc                                                    1,391   $     39,977           0.02%
      Career Education Corp ***                                              5,975   $    148,718           0.09%
      Carter Holdings Inc ***                                                  655   $     16,120           0.01%
      CKE Restaurants Inc                                                    5,409   $     45,868           0.03%
      Coach Inc                                                              5,612   $    150,851           0.09%
      Collective Brands Inc ***                                              2,627   $     38,275           0.02%
      D.R. Horton Inc                                                        6,645   $     62,197           0.04%
      Darden Restaurants Inc                                                   515   $     16,985           0.01%
      Deckers Outdoor Corp ***                                               7,120   $    500,322           0.29%
      Dreamworks Animation SKG Inc Cl A ***                                  1,133   $     31,259           0.02%
      Fortune Brands Inc                                                     1,803   $     62,636           0.04%
      Goodyear Tire & Rubber Co ***                                          2,627   $     29,580           0.02%
      Harman International Industries                                        3,760   $     70,688           0.04%
      Hasbro Inc                                                             4,378   $    106,123           0.06%
      International Speedway Corp. Cl A                                     27,587   $    706,779           0.41%
      Jarden Corp ***                                                        1,943   $     36,431           0.02%
      John Wiley & Sons Inc Cl A                                             2,266   $     75,345           0.04%
      Johnson Controls Inc                                                  24,773   $    538,070           0.31%
      Leggett & Platt Inc                                                      314   $      4,782           0.00%
      Lowes Cos Inc                                                          3,503   $     67,993           0.04%
      Marvel Entertainment Inc ***                                           2,861   $    101,823           0.06%
      Mattel Inc                                                            10,094   $    162,009           0.09%
      Matthews International Corp Cl A                                       6,311   $    196,398           0.11%
      Mens Wearhouse Inc                                                    11,038   $    211,709           0.12%
      Mohawk Industries Inc ***                                              3,423   $    122,133           0.07%
      Penske Automotive Group Inc                                           22,013   $    366,296           0.21%
      Petsmart Inc                                                           2,058   $     44,165           0.03%
      Pulte Homes Inc                                                        5,151   $     45,483           0.03%
      Scholastic Corp                                                          959   $     18,979           0.01%
      Sherwin Williams Co                                                    2,060   $    110,725           0.06%
      Sonic Corp ***                                                         3,574   $     35,847           0.02%
      Staples Inc                                                            4,533   $     91,476           0.05%
      Starwood Hotels & Resorts                                              2,163   $     48,019           0.03%
      Tempur-Pedic International                                             3,668   $     47,941           0.03%
      The Ryland Group Inc                                                   2,730   $     45,755           0.03%
      Tractor Supply Co ***                                                    375   $     15,495           0.01%
      Tupperware Brands Corporation                                          2,521   $     65,596           0.04%

                 See Accompanying Notes to Financial Statements.

                                    III - 27

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

     Urban Outfitters Inc ***                                                3,091   $     64,571           0.04%
     Whirlpool Corp                                                          2,060   $     87,674           0.05%
     WMS Industries Inc ***                                                  1,236   $     38,946           0.02%
     Wolverine World Wide Inc                                               12,652   $    279,103           0.16%
                                                                                     ------------   ------------
  Total Consumer Discretionary                                                       $  5,679,199           3.30%
                                                                                     ------------   ------------
  Consumer Staples
     Alberto-Culver Co.                                                     43,744   $  1,112,410           0.65%
     Archer-Daniels Midland Co                                                 721   $     19,301           0.01%
     Corn Products International Inc                                         6,692   $    179,279           0.10%
     Del Monte Foods Co                                                     10,498   $     98,471           0.06%
     Hain Celestial Group Inc ***                                            1,050   $     16,391           0.01%
     Herbalife Ltd                                                             360   $     11,354           0.01%
     JM Smucker Co                                                           9,988   $    486,016           0.28%
     Kellogg Co.                                                            13,883   $    646,531           0.38%
     NBTY Inc ***                                                            2,882   $     81,042           0.05%
     Sara Lee Corp                                                          17,616   $    171,932           0.10%
     Walgreen Co                                                             2,318   $     68,149           0.04%
                                                                                     ------------   ------------
  Total Consumer Staples                                                             $  2,890,876           1.69%
                                                                                     ------------   ------------
  Energy
     Atlas America                                                          11,407   $    203,843           0.12%
     Berry Pete Co Cl A                                                      1,236   $     22,977           0.01%
     Bristow Group Inc ***                                                   4,648   $    137,720           0.08%
     Cabot Oil & Gas Corp                                                    1,803   $     55,244           0.03%
     Frontier Oil Corp                                                       2,473   $     32,421           0.02%
     Marathon Oil Corp                                                       1,648   $     49,654           0.03%
     Penn Corp                                                               2,163   $     35,408           0.02%
     Pride International Inc ***                                             1,549   $     38,818           0.02%
     Quicksilver Resources Inc ***                                             360   $      3,344           0.00%
     Southern Union Co                                                       9,581   $    176,195           0.10%
     Southwestern Energy Co ***                                              1,339   $     52,020           0.03%
     Sunoco Inc                                                              3,142   $     72,894           0.04%
     Teekay Corp                                                            16,050   $    337,532           0.20%
     Tesoro Corp                                                             2,833   $     36,064           0.02%
     Unit Corp ***                                                             515   $     14,199           0.01%
     Valero Energy Corp                                                      1,906   $     32,192           0.02%
                                                                                     ------------   ------------
  Total Energy                                                                       $  1,300,525           0.75%
                                                                                     ------------   ------------
  Financials
     1St Source Corp                                                           923   $     15,940           0.01%
     American Financial Group Inc                                            2,105   $     45,426           0.03%
     Associated Banc Corp                                                    3,812   $     47,650           0.03%
     Astoria Financial Corp                                                  3,212   $     27,559           0.02%
     Bank Hawaii Corp                                                        2,079   $     74,491           0.04%
     Banner Corp                                                             4,513   $     17,240           0.01%
     BB&T Corp                                                               2,879   $     63,280           0.04%
     Blackrock Inc                                                           1,132   $    198,575           0.12%

                 See Accompanying Notes to Financial Statements.

                                    III - 28

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

     BOK Financial Corp                                                      1,098   $     41,362           0.02%
     Boston Private Financial Holdings Inc                                   2,575   $     11,536           0.01%
     Capitol Bancorp Ltd                                                     3,623   $      9,601           0.01%
     Cardinal Financial Corp                                                 4,582   $     35,877           0.02%
     Cash America International Inc                                         13,439   $    314,338           0.18%
     City National Corp CA                                                   1,290   $     47,511           0.03%
     CNA Financial Corp                                                      8,936   $    138,240           0.08%
     Columbia Banking System Inc                                             1,751   $     17,913           0.01%
     Commerce Bancshares Inc                                                 1,198   $     38,132           0.02%
     Cullen Frost Banker Inc                                                   838   $     38,649           0.02%
     CVB Financial Corp                                                      3,722   $     22,220           0.01%
     Delphi Financial Group Inc Cl A                                         2,184   $     42,435           0.02%
     F N B Corp                                                              5,481   $     33,927           0.02%
     First Bancorp                                                           1,227   $     19,239           0.01%
     First Community Bancshares Inc                                          2,813   $     36,119           0.02%
     First Horizon National Corp                                             2,530   $     30,360           0.02%
     Franklin Resources Inc.                                                 6,228   $    448,478           0.26%
     Glacier Bancorp Inc                                                     2,742   $     40,499           0.02%
     Harleysville National Corp                                              5,284   $     24,993           0.01%
     Hartford Financial Services Group Inc                                   2,627   $     31,182           0.02%
     Home Bancshares Inc/Conway                                              2,117   $     40,308           0.02%
     Hudson City Bancorp Inc                                                14,576   $    193,715           0.11%
     Independent Bank Corp                                                   2,226   $     43,852           0.03%
     Investors Bancorp ***                                                   4,951   $     45,549           0.03%
     Jones Lang Lasalle Inc                                                    367   $     12,012           0.01%
     JP Morgan Chase & Co                                                    5,923   $    202,034           0.12%
     Lakeland Bancorp Inc                                                    2,781   $     25,001           0.01%
     Legg Mason Inc                                                         16,968   $    413,680           0.24%
     Lincoln National Corp                                                   6,954   $    119,678           0.07%
     Loews Corp                                                              8,472   $    232,133           0.14%
     Morgan Stanley                                                          1,648   $     46,984           0.03%
     New York Community Bancorp                                              7,913   $     84,590           0.05%
     Pacwest Bancorp                                                         3,065   $     40,335           0.02%
     Piper Jaffray Co ***                                                   12,162   $    531,115           0.31%
     PNC Financial Services Group                                            4,010   $    155,628           0.09%
     Privatebancorp Inc                                                      1,185   $     26,354           0.02%
     Progressive Corp                                                        6,593   $     99,620           0.06%
     Prosperity Bancshares Inc                                               5,890   $    175,699           0.10%
     Provident Financial Services I                                            309   $      2,812           0.00%
     Prudential Financial Inc Internotes                                       942   $     35,061           0.02%
     Renasant Corp                                                           2,473   $     37,144           0.02%
     S & T Bancorp Inc                                                       1,527   $     18,568           0.01%
     Sandy Spring Bancorp Inc                                                1,288   $     18,934           0.01%
     SCBT Financial Corp                                                     1,724   $     40,842           0.02%
     SEI Investments Co.                                                    33,010   $    595,500           0.35%
     Signature Bank ***                                                        901   $     24,570           0.01%
     Stellarone Corp                                                         2,782   $     36,027           0.02%
     Stifel Financial Corp ***                                               1,400   $     67,326           0.04%
     Suffolk Bancorp                                                           963   $     24,691           0.01%

                 See Accompanying Notes to Financial Statements.

                                    III - 29

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

     TCF Financial Corp                                                      2,160   $     28,879           0.02%
     Texas Cap Bancshares Inc ***                                            3,083   $     47,694           0.03%
     The Hanover Insurance Group                                               618   $     23,552           0.01%
     Torchmark Corp                                                            566   $     20,965           0.01%
     Tower Group Inc                                                         2,381   $     59,001           0.03%
     US Bancorp                                                              2,280   $     40,858           0.02%
     Washington Federal Inc                                                 30,412   $    395,356           0.23%
     Washington Trust Bancorp                                                1,544   $     27,530           0.02%
     Wells Fargo Company                                                     1,284   $     31,150           0.02%
     Wesbanco Inc                                                            2,448   $     35,594           0.02%
     Westamerica Bancorporation                                                815   $     40,432           0.02%
     Western Alliance Bancorp ***                                            5,973   $     40,855           0.02%
     White Mountains Insurance Group                                           811   $    185,646           0.11%
     Whitney Holding Corp                                                    1,431   $     13,108           0.01%
     Zions Bancorporation                                                      473   $      5,468           0.00%
                                                                                     ------------   ------------
  Total Financials                                                                   $  6,298,622           3.65%
                                                                                     ------------   ------------
  Health Care
     Alkermes Inc. ***                                                      62,309   $    674,183           0.39%
     Amsurg Corp ***                                                           721   $     15,458           0.01%
     Amylin Pharmaceuticals Inc ***                                         25,908   $    349,758           0.20%
     Analogic Corp                                                           2,051   $     75,784           0.04%
     Becton Dickinson & Co. ***                                              8,843   $    630,594           0.37%
     Bio-Rad Laboratories Inc Cl A                                             237   $     17,889           0.01%
     Biomarin Pharmaceutical Inc ***                                           464   $      7,243           0.00%
     Boston Scientific Corp ***                                             31,627   $    320,698           0.19%
     Catalyst Health Solutions Inc ***                                       1,774   $     44,244           0.03%
     Celgene Corp ***                                                        9,712   $    464,622           0.27%
     Endo Pharmaceuticals Holding Inc ***                                    7,726   $    138,450           0.08%
     Healthsouth Corp ***                                                   15,772   $    227,748           0.13%
     Hospira Inc ***                                                         6,696   $    257,930           0.15%
     Laboratory Corporation of America Holdings ***                         13,318   $    902,827           0.53%
     Luminex Corp ***                                                        2,895   $     53,673           0.03%
     Merck & Co Inc                                                          2,421   $     67,691           0.04%
     Meridian Bioscience Inc.                                               37,159   $    839,050           0.49%
     Millipore Corp ***                                                      4,628   $    324,932           0.19%
     Nuvasive ***                                                            7,134   $    318,176           0.19%
     Owens & Minor Inc.                                                     30,831   $  1,351,014           0.79%
     Parexel International Corp ***                                         13,830   $    198,875           0.12%
     Perkinelmer Inc                                                         5,975   $    103,965           0.06%
     Pharmaceutical Products Development                                     9,344   $    216,968           0.13%
     Phase Forward ***                                                       5,609   $     84,752           0.05%
     PSS World Medical Inc ***                                              28,778   $    532,681           0.31%
     Psychiatric Solutions Inc ***                                             695   $     15,804           0.01%
     Regeneron Pharmaceuticals Inc ***                                       1,679   $     30,088           0.02%
     Thermo Fisher Corp ***                                                  2,787   $    113,626           0.07%
     Varian Inc ***                                                          1,296   $     51,101           0.03%
     Waters Corp ***                                                         3,354   $    172,630           0.10%

                 See Accompanying Notes to Financial Statements.

                                    III - 30

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

                                                                                     ------------   ------------
  Total Health Care                                                                  $  8,602,454           5.03%
                                                                                     ------------   ------------
  Industrials
     ABM Industries                                                          2,524   $     45,609           0.03%
     Ametek Inc                                                              8,131   $    281,170           0.16%
     Baldor Electric Co                                                      3,142   $     74,748           0.04%
     Belden Inc ***                                                            515   $      8,601           0.01%
     Ceradyne Inc ***                                                        2,023   $     35,726           0.02%
     Chicago Bridge & Iron                                                   4,893   $     60,673           0.04%
     Clarcor Inc                                                             4,784   $    139,645           0.08%
     Con-Way Inc                                                            14,934   $    527,320           0.31%
     Corporate Executive Board Co                                           20,279   $    420,992           0.25%
     Corrections Corp of America ***                                         3,606   $     61,266           0.04%
     Costar Group Inc ***                                                    2,107   $     84,006           0.05%
     Covanta Holding Corp ***                                               14,062   $    238,492           0.14%
     Crane Co                                                                1,391   $     31,033           0.02%
     CSX Corp                                                                2,678   $     92,739           0.05%
     Donaldson Inc                                                             359   $     12,436           0.01%
     Esterline Technologies Corp ***                                         2,277   $     61,638           0.04%
     Fluor Corp                                                              4,276   $    219,316           0.13%
     Franklin Electric Co Inc                                                1,383   $     35,847           0.02%
     Genesee & Wyo Inc Cl A ***                                                522   $     13,838           0.01%
     Geo Group Inc ***                                                         154   $      2,861           0.00%
     Graftech International Ltd ***                                          8,091   $     91,509           0.05%
     Hexcel Corporation ***                                                  4,790   $     45,649           0.03%
     Hubbell Inc Cl B                                                          358   $     11,477           0.01%
     Huron Consulting Group Inc ***                                          6,243   $    288,614           0.17%
     II VI Incorporated ***                                                  2,242   $     49,840           0.03%
     Illinois Tool Works Inc                                                 1,854   $     69,228           0.04%
     Insituform Technologies Inc Cl A ***                                    2,318   $     39,336           0.02%
     ITT Corp                                                                1,261   $     56,115           0.03%
     Joy Global Inc                                                          2,627   $     93,836           0.05%
     Masco Corp                                                                927   $      8,881           0.01%
     Old Dominion Freight Line Inc ***                                       8,396   $    281,854           0.16%
     Orbital Sciences Corp ***                                               3,017   $     45,768           0.03%
     Oshkosh Truck Corp                                                      2,936   $     42,689           0.02%
     Otter Tail Corp                                                           154   $      3,363           0.00%
     Raytheon                                                                   65   $      2,888           0.00%
     Robbins & Myers Inc                                                       566   $     10,896           0.01%
     Ryder System Inc                                                          309   $      8,627           0.01%
     Tetra Tech Inc ***                                                        824   $     23,608           0.01%
     Textron Inc                                                             1,648   $     15,920           0.01%
     Timken Co                                                               3,709   $     63,350           0.04%
                                                                                     ------------   ------------
  Total Industrials                                                                  $  3,701,404           2.18%
                                                                                     ------------   ------------
  Information Technology
     Acxiom Corp                                                             8,911   $     78,684           0.05%
     Agilent Technologies Inc ***                                           16,115   $    327,296           0.19%

                 See Accompanying Notes to Financial Statements.

                                    III - 31

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

     Analog Devices Inc                                                      1,906   $     47,231           0.03%
     Applied Materials Inc                                                   2,473   $     27,228           0.02%
     Arris Group Inc ***                                                     4,482   $     54,546           0.03%
     Atmi Inc ***                                                            1,707   $     26,510           0.02%
     Benchmark Electronics Inc. ***                                         54,919   $    790,834           0.46%
     Blackbaud                                                               3,145   $     48,905           0.03%
     Caci International Inc Cl A ***                                         1,803   $     77,006           0.04%
     Computer Sciences Corp ***                                              2,627   $    116,376           0.07%
     Concur Technologies Inc ***                                               913   $     28,376           0.02%
     Cymer Inc ***                                                             361   $     10,733           0.01%
     Dell Inc. ***                                                          43,634   $    599,095           0.35%
     Euronet Worldwide Inc ***                                              12,900   $    250,131           0.15%
     F Networks Inc ***                                                      1,076   $     37,240           0.02%
     FEI Co ***                                                              2,627   $     60,158           0.04%
     Fidelity National Information                                          23,037   $    459,819           0.27%
     Fiserv Inc. ***                                                        21,879   $  1,000,089           0.58%
     Gartner Inc Cl A ***                                                    8,535   $    130,244           0.08%
     Henry Jack & Associates Inc.                                           67,259   $  1,395,624           0.81%
     Hewlett-Packard Co                                                     11,898   $    459,858           0.27%
     Informatica Corp ***                                                   10,648   $    183,039           0.11%
     Itron Inc ***                                                             412   $     22,689           0.01%
     McAfee Inc ***                                                          3,932   $    165,891           0.10%
     Microsoft Corp.                                                        55,631   $  1,322,349           0.77%
     Monolithic Power ***                                                    1,384   $     31,015           0.02%
     NCR Corp ***                                                           20,739   $    245,342           0.14%
     Oracle Corp                                                             1,090   $     23,348           0.01%
     Perot Systems Corporation ***                                           8,063   $    115,543           0.07%
     Plantronics Inc                                                        24,416   $    461,707           0.27%
     Power Integrations Inc                                                  3,586   $     85,311           0.05%
     Qlogic Corp ***                                                         5,666   $     71,845           0.04%
     Rofin Sinar Technologies Inc ***                                          451   $      9,025           0.01%
     Silicon Laboratories Inc ***                                            1,450   $     55,071           0.03%
     SRA International Inc Cl A ***                                            811   $     14,241           0.01%
     Take-Two Interactive Software ***                                      36,687   $    347,426           0.20%
     Texas Instruments Inc.                                                 31,502   $    670,993           0.39%
     Tibco Software Inc ***                                                  6,542   $     46,906           0.03%
     TiVo Inc ***                                                            3,554   $     37,246           0.02%
     Ultimate Software Group Inc ***                                           567   $     13,744           0.01%
     Zebra Technologies Corp. Cl A ***                                      25,518   $    603,756           0.35%
                                                                                     ------------   ------------
  Total Information Technology                                                       $ 10,552,470           6.18%
                                                                                     ------------   ------------
  Materials
     AK Steel Holding Corp                                                  19,195   $    368,352           0.21%
     Alcoa Inc                                                               5,087   $     52,549           0.03%
     Aptargroup Inc.                                                        18,714   $    631,972           0.37%
     Arch Chemicals Inc                                                      2,851   $     70,106           0.04%
     Ball Corp                                                              11,641   $    525,708           0.31%
     Calgon Carbon Corp ***                                                    772   $     10,723           0.01%

                 See Accompanying Notes to Financial Statements.

                                    III - 32

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

     Celanese Corp Ser A                                                    17,447   $    414,366           0.24%
     Cliffs Natural Resources Inc                                            1,339   $     32,765           0.02%
     Dow Chemical Corp                                                       3,297   $     53,214           0.03%
     Eagle Materials Inc                                                     3,245   $     81,904           0.05%
     FMC Corp                                                                  103   $      4,872           0.00%
     Greif Inc Cl A                                                            154   $      6,810           0.00%
     International Flavors & Fragrances                                      2,833   $     92,696           0.05%
     Nalco Holding Co                                                        3,039   $     51,177           0.03%
     Packaging Corp America                                                    515   $      8,343           0.00%
     Pactiv Corp ***                                                           174   $      3,776           0.00%
     RPM Inc                                                                 2,809   $     39,438           0.02%
     Sealed Air Corp                                                           813   $     15,000           0.01%
     Temple-Inland Inc                                                       3,348   $     43,926           0.03%
                                                                                     ------------   ------------
  Total Materials                                                                    $  2,507,697           1.45%
                                                                                     ------------   ------------
  Telecommunication Services
     TW Telecom Inc Cl A ***                                                 1,251   $     12,860           0.01%
                                                                                     ------------   ------------
  Total Telecommunication Services                                                   $     12,860           0.01%
                                                                                     ------------   ------------
  Utilities
     AES Corp ***                                                           19,318   $    224,282           0.13%
     Allete Inc                                                              9,111   $    261,941           0.15%
     American Electric Power Inc.                                           25,215   $    728,461           0.42%
     Black Hills Corp                                                          315   $      7,242           0.00%
     Edison International                                                   17,489   $    550,204           0.29%
     National Fuel Gas Co                                                   10,394   $    375,016           0.22%
     New Jersey Resources Corp                                               6,174   $    228,685           0.13%
     Pepco Holding Inc                                                      20,049   $    269,459           0.16%
     PNM Resources Inc                                                      12,417   $    132,986           0.08%
                                                                                     ------------   ------------
  Total Utilities                                                                    $  2,778,276           1.58%
                                                                                     ------------   ------------
Total Common Stocks (United States)
  (proceeds - $43,886,498)                                                           $ 44,324,383          25.82%
                                                                                     ------------   ------------

                                                                                                      % of Net
                                                                                                        Asset
                                                                         Shares        Value ($)        Value
                                                                      ------------   ------------   ------------
Common Stocks (Non-United States)
Bermuda
  Energy
     Nabors Industries Ltd ***                                                 618   $      9,628           0.01%
                                                                                     ------------   ------------
  Total Energy                                                                       $      9,628           0.01%
                                                                                     ------------   ------------
  Financials
     Endurance Specialty Holdings                                            7,783   $    228,042           0.13%
                                                                                     ------------   ------------
  Total Financials                                                                   $    228,042           0.13%
                                                                                     ------------   ------------

                 See Accompanying Notes to Financial Statements.

                                    III - 33

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

  Information Technology
     Accenture Ltd                                                           5,190   $    173,657           0.10%
                                                                                     ------------   ------------
  Total Information Technology                                                       $    173,657           0.10%
                                                                                     ------------   ------------

Total Bermuda                                                                        $    411,327           0.24%
                                                                                     ------------   ------------
Brazil
  Consumer Staples
     Perdigao S A Adr                                                        5,977   $    228,202           0.13%
                                                                                     ------------   ------------
  Total Consumer Staples                                                             $    228,202           0.13%
                                                                                     ------------   ------------

  Telecommunication Services
     Tim Particpacoes S A Spons Adr Pfd                                        412   $      7,181           0.00%
     Vivo Participacoes S A Adr                                              2,920   $     55,305           0.03%
                                                                                     ------------   ------------
  Total Telecommunication Services                                                   $     62,486           0.03%
                                                                                     ------------   ------------

Total Brazil                                                                         $    290,688           0.16%
                                                                                     ------------   ------------
Canada
  Consumer Discretionary
     Magna Cl-A                                                              7,391   $    312,196           0.18%
                                                                                     ------------   ------------
  Total Consumer Discretionary                                                       $    312,196           0.18%
                                                                                     ------------   ------------

  Energy
     Enbridge Inc                                                              284   $      9,863           0.01%
     Talisman Energy Inc                                                     2,473   $     35,339           0.02%
                                                                                     ------------   ------------
  Total Energy                                                                       $     45,202           0.03%
                                                                                     ------------   ------------

  Financials
     Bank Nova Scotia                                                       15,791   $    592,163           0.34%
     Bank Of Montreal                                                          873   $     36,797           0.02%
     Toronto Dominion Bank                                                  10,310   $    533,130           0.31%
                                                                                     ------------   ------------
  Total Financials                                                                   $  1,162,090           0.67%
                                                                                     ------------   ------------
  Industrials
     Canadian Pacific Railway Ltd.                                           1,030   $     40,994           0.02%
                                                                                     ------------   ------------
  Total Industrials                                                                  $     40,994           0.02%
                                                                                     ------------   ------------

  Materials
     Yamana Gold Inc                                                         2,112   $     18,670           0.01%
                                                                                     ------------   ------------
  Total Materials                                                                    $     18,670           0.01%
                                                                                     ------------   ------------

Total Canada                                                                         $  1,579,152           0.91%
                                                                                     ------------   ------------
Chile

                 See Accompanying Notes to Financial Statements.

                                    III - 34

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

  Financials
     Banco Santander Chile Adr                                              27,506   $  1,284,255           0.75%
                                                                                     ------------   ------------
  Total Financials                                                                   $  1,284,255           0.75%
                                                                                     ------------   ------------
  Utilities
     Enersis Sa Adr                                                         12,918   $    238,595           0.14%
                                                                                     ------------   ------------
  Total Utilities                                                                    $    238,595           0.14%
                                                                                     ------------   ------------

Total Chile                                                                          $  1,522,850           0.89%
                                                                                     ------------   ------------
France
  Financials
     Axa Paris Adr                                                           4,618   $     87,557           0.05%
                                                                                     ------------   ------------
  Total Financials                                                                   $     87,557           0.05%
                                                                                     ------------   ------------
Germany
  Consumer Discretionary
     Daimler Chrysler AG                                                     1,242   $     45,047           0.03%
                                                                                     ------------   ------------
  Total Consumer Discretionary                                                       $     45,047           0.03%
                                                                                     ------------   ------------
  Health Care
     Fresenius Med Care Aktiengesel Adr                                      3,019   $    135,855           0.08%
                                                                                     ------------   ------------
  Total Health Care                                                                  $    135,855           0.08%
                                                                                     ------------   ------------

Total Germany                                                                        $    180,902           0.11%
                                                                                     ------------   ------------
Great Britain
  Consumer Staples
     Diageo Plc Adr                                                          3,537   $    202,493           0.12%
                                                                                     ------------   ------------
  Total Consumer Staples                                                             $    202,493           0.12%
                                                                                     ------------   ------------

  Materials
     Anglo American                                                         42,135   $    616,435           0.36%
     Rio Tinto Plc Adr                                                         103   $     16,879           0.01%
                                                                                     ------------   ------------
  Total Materials                                                                    $    633,314           0.37%
                                                                                     ------------   ------------

  Telecommunication Services
     BT Group Plc Adr                                                          396   $      6,653           0.00%
                                                                                     ------------   ------------
  Total Telecommunication Services                                                   $      6,653           0.00%
                                                                                     ------------   ------------

Total Great Britain                                                                  $    842,460           0.49%
                                                                                     ------------   ------------

India
  Information Technology
     Infosys Technologies Ltd Adr                                           12,695   $    466,922           0.27%

                 See Accompanying Notes to Financial Statements.

                                    III - 35

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

                                                                                     ------------   ------------
  Total Information Technology                                                       $    466,922           0.27%
                                                                                     ------------   ------------

Ireland
  Health Care
     Icon Plc Adr ***                                                       15,241   $    328,901           0.19%
                                                                                     ------------   ------------
  Total Health Care                                                                  $    328,901           0.19%
                                                                                     ------------   ------------
Japan
  Consumer Discretionary
     Aisan Industry                                                          6,700   $     54,372           0.03%
     Asatsu                                                                  5,400   $    122,009           0.07%
     Asics                                                                  70,000   $    638,441           0.37%
     Autobacs Seven                                                            100   $      3,576           0.00%
     Bridgestone                                                             4,500   $     70,659           0.04%
     Gunze                                                                  87,000   $    387,729           0.23%
     HIS Co                                                                  7,300   $    160,776           0.09%
     Hitachi Koki                                                           23,900   $    210,055           0.12%
     Izumi                                                                   1,200   $     14,850           0.01%
     Japan Wool Textile Co                                                   7,000   $     48,411           0.03%
     Kayaba Industries                                                       1,000   $      2,249           0.00%
     Kohnan Shoji                                                            1,200   $     11,853           0.01%
     Kurabo Industries                                                     178,000   $    368,969           0.21%
     Marui Group                                                            21,100   $    148,707           0.09%
     Mizuno                                                                  8,000   $     35,736           0.02%
     NHK Spring                                                             29,000   $    194,465           0.11%
     Nippon Seiki                                                            1,000   $     10,385           0.01%
     Nishimatsuya                                                           16,800   $    147,828           0.09%
     Nissan Shatai                                                           7,000   $     57,677           0.03%
     Point                                                                      80   $      4,295           0.00%
     Sega Sammy Holdings                                                    14,600   $    185,063           0.11%
     Sekisui Chemical                                                       14,000   $     87,931           0.05%
     Shimachu                                                                6,800   $    143,069           0.08%
     Shimano                                                                16,700   $    638,680           0.37%
     Stanley Electric                                                       32,200   $    653,445           0.38%
     Sumitomo Rubber Industries                                             18,100   $    145,573           0.08%
     Takashimaya                                                            95,000   $    749,287           0.44%
     Tamron                                                                    800   $     10,945           0.01%
     Toho                                                                   29,200   $    476,654           0.28%
     Tokai Rubber                                                            4,800   $     50,395           0.03%
     Tokyo Style                                                             1,000   $      7,970           0.00%
     Tomy                                                                    3,200   $     21,657           0.01%
     Unipress                                                               12,200   $    135,043           0.08%
     Xebio                                                                   5,200   $    112,909           0.07%
     Yokohama Rubber                                                        12,000   $     59,450           0.03%
                                                                                     ------------   ------------
  Total Consumer Discretionary                                                       $  6,171,113           3.58%
                                                                                     ------------   ------------
  Consumer Staples
     Aeon                                                                   18,100   $    179,152           0.10%

                 See Accompanying Notes to Financial Statements.

                                    III - 36

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

     Asahi Breweries                                                        25,100   $    360,820           0.21%
     Cawachi Limided                                                         1,300   $     24,738           0.01%
     Coca-Cola West Company Limited                                         13,700   $    261,973           0.15%
     Heiwado                                                                   800   $      9,718           0.01%
     Hokuto                                                                  4,100   $     84,392           0.05%
     Izumiya                                                                12,000   $     69,897           0.04%
     J-Oil Mills                                                            16,000   $     59,367           0.03%
     Japan Tobacco                                                              22   $     68,860           0.04%
     Kose Corp                                                                 200   $      4,218           0.00%
     Milbon                                                                    200   $      4,508           0.00%
     Ministop                                                                  500   $      8,043           0.00%
     Morinaga Milk Industry Co                                               3,000   $     11,504           0.01%
     Nisshin Oillio                                                          4,000   $     20,770           0.01%
     Nissin Foods Holdings Co Ltd                                              800   $     24,211           0.01%
     NPN Flour Mills                                                         1,000   $      4,809           0.00%
     San-A                                                                     300   $      9,794           0.01%
                                                                                     ------------   ------------
  Total Consumer Staples                                                             $  1,206,774           0.68%
                                                                                     ------------   ------------
  Energy
     Shinko Plantech                                                        16,800   $    133,376           0.08%
     Showa Shell Sekiy                                                      44,100   $    467,121           0.27%
                                                                                     ------------   ------------
  Total Energy                                                                       $    600,497           0.35%
                                                                                     ------------   ------------
  Financials
     77 Bank                                                                56,000   $    326,185           0.19%
     Aichi Bank                                                                200   $     16,935           0.01%
     Akita Bank                                                              9,000   $     34,233           0.02%
     Bank Of Hiroshima                                                      39,000   $    162,492           0.09%
     Bank Of Iwate                                                           1,500   $     85,972           0.05%
     Bank Of Okinawa                                                           500   $     17,878           0.01%
     Bank Of Saga                                                           11,000   $     37,508           0.02%
     Bank Of Yokohama                                                       71,000   $    380,443           0.22%
     Century Tokyo Leasing                                                  13,200   $    150,216           0.09%
     Chiba Bank                                                             12,000   $     78,479           0.05%
     Chugoku Bank                                                            5,000   $     69,389           0.04%
     Chuo Mitsui Trust Holdings                                             54,000   $    206,519           0.12%
     Daiwa House Industry                                                    1,000   $     10,779           0.01%
     Gunma Bank                                                              5,000   $     27,828           0.02%
     Hokuetsu Bank                                                           4,000   $      8,001           0.00%
     Hokuhoku                                                              312,000   $    782,547           0.46%
     IBJ Leasing                                                               100   $      1,384           0.00%
     Jafco                                                                   2,000   $     67,368           0.04%
     Japan Securities Finance Co                                             1,400   $     11,811           0.01%
     Kagoshima Bank                                                          8,000   $     58,869           0.03%
     Keiyo Bank                                                             62,000   $    324,506           0.19%
     Mie Bank                                                               16,000   $     57,874           0.03%
     Mitsui Fudosan                                                         12,000   $    209,318           0.12%
     Mizuho Securities Co                                                    4,000   $     12,562           0.01%

                 See Accompanying Notes to Financial Statements.

                                    III - 37

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

     Musashino Bank                                                          3,400   $    114,173           0.07%
     Nishi Nippon City Bank                                                 86,000   $    217,485           0.13%
     Nomura Holdings                                                         1,400   $     11,811           0.01%
     Ricoh Leasing                                                           2,700   $     53,085           0.03%
     San-In Godo Bank                                                        1,000   $      8,633           0.01%
     SBI Holdings Inc                                                        2,057   $    419,779           0.24%
     Shinsei Bank ***                                                      257,000   $    412,862           0.24%
     Shizuoka Bank                                                           3,000   $     29,756           0.02%
     TOC                                                                     1,700   $      7,418           0.00%
     Tokai Tokyo Financial Holdings                                         36,000   $    131,336           0.08%
     Tokio Marine Holdings                                                   1,800   $     49,811           0.03%
     Tokyo Tatemono                                                         81,000   $    452,495           0.26%
     Tokyu Land                                                              5,000   $     22,801           0.01%
                                                                                     ------------   ------------
  Total Financials                                                                   $  5,070,541           2.96%
                                                                                     ------------   ------------

  Health Care
     Alfresa Holdings                                                        4,100   $    189,097           0.11%
     Aloka                                                                   8,200   $     88,812           0.05%
     Astellas Pharma                                                         7,000   $    248,121           0.14%
     BML Inc                                                                   500   $     11,090           0.01%
     Dainippon Sumitomo Pharma Co                                            7,100   $     62,107           0.04%
     Eisai                                                                  17,300   $    616,801           0.36%
     Kyowa Hakko Kirin Co Ltd                                               10,000   $    113,075           0.07%
     Mediceo Paltac                                                            500   $      5,726           0.00%
     Mitsubishi Tanabe Pharma Corp                                          16,000   $    184,070           0.11%
     Nihon Kohden                                                            1,200   $     15,770           0.01%
     Olympus                                                                 3,900   $     92,362           0.05%
     Rohto Pharm                                                            16,000   $    180,588           0.11%
     Seikagaku                                                                 100   $      1,101           0.00%
     Takeda Pharmaceutical                                                   2,600   $    101,321           0.06%
     Torii Pharm                                                             1,400   $     22,607           0.01%
                                                                                     ------------   ------------
  Total Health Care                                                                  $  1,932,648           1.13%
                                                                                     ------------   ------------
  Industrials
     Aica Kogyo                                                                200   $      1,959           0.00%
     Amano                                                                   4,100   $     40,114           0.02%
     Central Japan Railway Co                                                   13   $     79,898           0.05%
     Chiyoda Integre                                                         1,800   $     20,708           0.01%
     Chudenko                                                                3,900   $     64,673           0.04%
     CKD Corp                                                                9,600   $     48,953           0.03%
     Daifuku                                                                18,500   $    131,725           0.08%
     Daikin Industries                                                       7,400   $    238,524           0.14%
     Daimei Telecom Engineering Corp                                         1,000   $      9,587           0.01%
     Fuji Electric Holdings                                                 70,000   $    116,080           0.07%
     Fujitec                                                                 1,000   $      4,736           0.00%
     Hitachi Transsys                                                       10,600   $    123,484           0.07%
     Iino Kaiunkaisha                                                          500   $      2,980           0.00%
     Inabata                                                                40,100   $    163,334           0.10%

                 See Accompanying Notes to Financial Statements.

                                    III - 38

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

     JGC Corp                                                               20,000   $    323,366           0.19%
     JS Group                                                                8,600   $    132,808           0.08%
     Kamigumi                                                               29,000   $    244,660           0.14%
     Kandenko                                                                4,000   $     29,642           0.02%
     Kato Works                                                              3,000   $      7,493           0.00%
     Kawasaki Heavy Industries                                             161,000   $    443,862           0.26%
     Kawasaki Kisen Kaisha                                                   1,000   $      4,125           0.00%
     Keihin Electric Express Railway Co                                      2,000   $     15,505           0.01%
     Keio Corp                                                              16,000   $     93,030           0.05%
     Keisei Electric Railway Co                                             52,000   $    310,432           0.18%
     Kokuyo                                                                  7,900   $     69,105           0.04%
     Komori                                                                  2,300   $     27,533           0.02%
     Kubota                                                                 54,000   $    446,059           0.26%
     Kurita Water Industries                                                26,300   $    850,453           0.50%
     Kyowa Exeo                                                             10,000   $     99,497           0.06%
     Maeda Road Construction Co                                             12,000   $    122,630           0.07%
     Makino Milling                                                         25,000   $     81,619           0.05%
     Meitec                                                                  1,800   $     31,080           0.02%
     Minebea                                                                14,000   $     59,636           0.03%
     Mitsubishi Heavy                                                       74,000   $    306,783           0.18%
     Mitsubishi Logistics                                                   11,000   $    121,874           0.07%
     Nachi Fujikoshi                                                        29,000   $     59,512           0.03%
     Nagase                                                                  5,000   $     50,215           0.03%
     Namura Shipbuilding Co                                                  5,600   $     34,882           0.02%
     NEC Networks & System Integration Corp                                  9,200   $    113,087           0.07%
     Nippon Konpo Unyu Soko Co                                               8,000   $     88,636           0.05%
     Nippon Sheet Glass                                                      3,000   $      8,768           0.01%
     Nippon Thompson                                                         8,000   $     41,789           0.02%
     Nippon Yusen                                                            2,000   $      8,644           0.01%
     Nitto Boseki                                                           17,000   $     31,010           0.02%
     Nitto Kogyo Corp                                                          900   $      9,449           0.01%
     Noritake                                                                3,000   $      9,888           0.01%
     NPN Densetsu Kgyo                                                       1,000   $     10,509           0.01%
     Obayashi                                                               11,000   $     53,925           0.03%
     Okuma Corp                                                             14,000   $     66,021           0.04%
     Onoken                                                                    200   $      2,094           0.00%
     Panasonic Electric Works Co. Ltd                                       69,000   $    653,635           0.38%
     Ryobi                                                                  39,000   $    102,669           0.06%
     Sankyu                                                                 29,000   $    114,215           0.07%
     Sanwa Holdings Corp                                                    24,000   $     85,816           0.05%
     Seino Holdings                                                          3,000   $     24,968           0.01%
     Shinmaywa                                                              18,000   $     65,295           0.04%
     Sintokogio                                                              1,700   $     12,034           0.01%
     SMC                                                                       600   $     64,611           0.04%
     Sohgo Security                                                         34,800   $    366,449           0.21%
     Sojitz                                                                  9,300   $     20,434           0.01%
     Sumitomo                                                                  500   $      5,089           0.00%
     Sumitomo Heavy Industries                                              26,000   $    116,142           0.07%
     Sumitomo Warehouse Co                                                  29,000   $    131,046           0.08%

                 See Accompanying Notes to Financial Statements.

                                    III - 39

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

     Taikisha                                                                3,800   $     44,741           0.03%
     Tobu Railway                                                           35,000   $    205,680           0.12%
     Tocalo                                                                    700   $      9,743           0.01%
     Toppan Printing                                                        16,000   $    161,683           0.09%
     Toshiba Machine                                                         4,000   $     14,800           0.01%
     Toto                                                                   27,000   $    189,169           0.11%
     Ushio                                                                   9,600   $    153,425           0.09%
     Yamato Holding                                                         18,000   $    239,913           0.14%
     Yamazen                                                                 5,600   $     24,261           0.01%
                                                                                     ------------   ------------
  Total Industrials                                                                  $  8,262,194           4.85%
                                                                                     ------------   ------------
  Information Technology
     CMK Corp                                                                  400   $      3,959           0.00%
     Eizo Nanao                                                              2,000   $     39,177           0.02%
     Elpida Memory ***                                                      23,500   $    254,521           0.15%
     FUJIFILM Holdings Corp                                                 12,800   $    405,949           0.24%
     Hakuto                                                                 12,500   $    118,542           0.07%
     Hitachi High-Technologies Corp                                         10,700   $    182,649           0.11%
     Hitachi Software                                                       12,900   $    220,738           0.13%
     Hitachi Systems & Services                                              2,900   $     39,675           0.02%
     Hoshiden                                                               30,100   $    383,406           0.22%
     Isid                                                                      100   $        617           0.00%
     Japan Digital Laboratory Co                                             8,400   $    106,562           0.06%
     Koa                                                                    17,600   $    146,477           0.09%
     Konami                                                                    800   $     15,347           0.01%
     Mimasu Semiconductor Industry Co                                        4,900   $     58,860           0.03%
     Mitsui High-Tec                                                        15,100   $    165,578           0.10%
     Nichicon                                                                  200   $      2,900           0.00%
     Nihon Unisys                                                            1,000   $      8,675           0.01%
     Nintendo                                                                1,100   $    303,602           0.18%
     Nippon Electric Glass Co                                                5,000   $     56,071           0.03%
     NS Solutions                                                              500   $      8,017           0.00%
     NTT Data                                                                   65   $    210,188           0.12%
     Otsuka Shokai                                                           2,900   $    154,791           0.09%
     Rohm                                                                    2,000   $    145,722           0.08%
     Sansin Electrics                                                          100   $        770           0.00%
     Shimadzu                                                               19,000   $    152,024           0.09%
     Sorun                                                                   5,100   $     31,186           0.02%
     Sumisho Computer                                                        1,100   $     17,215           0.01%
     Tokyo Electron                                                          4,800   $    232,326           0.14%
     Yamatake                                                                5,900   $    117,713           0.07%
     Yaskawa Electric                                                       33,000   $    219,578           0.13%
     Yokogawa Electric                                                       3,700   $     24,926           0.01%
                                                                                     ------------   ------------
  Total Information Technology                                                       $  3,827,761           2.23%
                                                                                     ------------   ------------

  Materials
     Chugoku Paints                                                         14,000   $     96,637           0.06%
     Daicel Chemical Industries                                             19,000   $    115,199           0.07%

                 See Accompanying Notes to Financial Statements.

                                    III - 40

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

     Daido Steel                                                             8,000   $     32,834           0.02%
     JSR Corp.                                                              42,200   $    722,979           0.42%
     Kobe Steel                                                            187,000   $    348,863           0.20%
     Kureha                                                                 20,000   $    105,923           0.06%
     Maruichi Steel                                                          4,400   $     83,225           0.05%
     Mbishi Materials                                                      109,000   $    340,042           0.20%
     Mitsui Chemicals                                                       18,000   $     57,646           0.03%
     Nippon Kayaku                                                           1,000   $      6,903           0.00%
     Nippon Soda                                                             1,000   $      4,498           0.00%
     Nissan Chemical Industries                                             33,000   $    371,778           0.22%
     Nisshin Steel                                                          50,000   $    111,934           0.07%
     Nittetsu Mining                                                         2,000   $      8,540           0.00%
     NPN Chemical Industries                                                 3,000   $      7,369           0.00%
     Rengo                                                                  25,000   $    160,906           0.09%
     Sakai Chemical Industries                                              17,000   $     68,539           0.04%
     Showa Denko                                                           218,000   $    390,879           0.23%
     Sumitomo Pipe & Tube                                                      200   $      1,099           0.00%
     Teijin                                                                 23,000   $     74,136           0.04%
     Tenma                                                                     300   $      3,545           0.00%
     Toagosei                                                               19,000   $     52,381           0.03%
     Tokuyama                                                               11,000   $     80,831           0.05%
     Tokyo Rope Manufacturing                                               35,000   $    121,159           0.07%
     Tokyo Steel Manufacturing                                               4,000   $     48,671           0.03%
     Toray Industries                                                       14,000   $     71,389           0.04%
     Toyo Ink Manufacturing Co                                              24,000   $     87,558           0.05%
     Toyo Seikan                                                             8,000   $    169,560           0.10%
     Ube Industries                                                         13,000   $     36,379           0.02%
     Yamato Kogyo                                                           19,600   $    579,966           0.34%
     Yodogawa Steel                                                          3,000   $     15,236           0.01%
                                                                                     ------------   ------------
  Total Materials                                                                    $  4,376,604           2.54%
                                                                                     ------------   ------------
  Telecommunication Services
     KDDI Corp                                                                   5   $     26,533           0.02%
     Okinawa Cellular Telephone Co                                               6   $     10,323           0.01%
                                                                                     ------------   ------------
  Total Telecommunication Services                                                   $     36,856           0.03%
                                                                                     ------------   ------------
  Utilities
     Chubu Electric Power Co                                                15,200   $    351,308           0.20%
     Electric Power Development Co                                           7,800   $    221,506           0.13%
     Kansai Electric Power Co                                                  900   $     19,868           0.01%
     Okinawa Electric Power Co                                                 200   $     10,779           0.01%
     Shikoku Electric Power Co                                              10,900   $    325,356           0.19%
     Tokyo Electric Power Co.                                               26,800   $    688,853           0.40%
                                                                                     ------------   ------------
  Total Utilities                                                                    $  1,617,670           0.94%
                                                                                     ------------   ------------

Total Japan                                                                          $ 33,102,658          19.29%
                                                                                     ------------   ------------
Luxembourg

                 See Accompanying Notes to Financial Statements.

                                    III - 41

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

  Materials
    Arcelor Mittal N.V. Rotterdam Cl A Adr                                   2,266   $     74,959           0.04%
                                                                                     ------------   ------------
  Total Materials                                                                    $     74,959           0.04%
                                                                                     ------------   ------------

Mexico
  Consumer Discretionary
    Grupo Televisa Sa Adr                                                    2,215   $     37,655           0.02%
                                                                                     ------------   ------------
  Total Consumer Discretionary                                                       $     37,655           0.02%
                                                                                     ------------   ------------

  Materials
    Cemex S.A.B. De C.V. Adr ***                                             1,378   $     13,468           0.01%
    Cummins Inc                                                                206   $      7,253           0.00%
                                                                                     ------------   ------------
  Total Materials                                                                    $     20,721           0.01%
                                                                                     ------------   ------------

  Telecommunication Services
    America Movil Sab De Cv                                                  8,654   $    335,083           0.20%
                                                                                     ------------   ------------
  Total Telecommunication Services                                                   $    335,083           0.20%
                                                                                     ------------   ------------

Total Mexico                                                                         $    393,459           0.23%
                                                                                     ------------   ------------

People's Republic Of China
  Consumer Discretionary
    Ctrip International Ltd Adr                                              3,091   $    143,113           0.08%
                                                                                     ------------   ------------
  Total Consumer Discretionary                                                       $    143,113           0.08%
                                                                                     ------------   ------------

  Energy
    Yanzhou Coal Mining Co Ltd Adr                                           7,263   $     99,939           0.06%
                                                                                     ------------   ------------
  Total Energy                                                                       $     99,939           0.06%
                                                                                     ------------   ------------

  Financials
    Aiful                                                                    4,200   $     16,150           0.01%
                                                                                     ------------   ------------
  Total Financials                                                                   $     16,150           0.01%
                                                                                     ------------   ------------

Total People's Republic Of China                                                     $    259,202           0.15%
                                                                                     ------------   ------------

Puerto Rico
  Financials
    Oriental Financial Group Inc                                             1,803   $     17,489           0.01%
                                                                                     ------------   ------------
  Total Financials                                                                   $     17,489           0.01%
                                                                                     ------------   ------------

Spain
  Energy
    Repsol Ypf Sa Adr                                                       15,232   $    340,588           0.20%
                                                                                     ------------   ------------
  Total Energy                                                                       $    340,588           0.20%
                                                                                     ------------   ------------

  Financials

                 See Accompanying Notes to Financial Statements.

                                    III - 42

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

     Banco Bilbao Vizcaya Argentari Adr                                     14,136   $    177,548           0.10%
     Banco Santander Cent Adr                                               49,643   $    600,680           0.35%
                                                                                     ------------   ------------
  Total Financials                                                                   $    778,228           0.45%
                                                                                     ------------   ------------

Total Spain                                                                          $  1,118,816           0.65%
                                                                                     ------------   ------------

Switzerland
  Financials
     UBS AG ***                                                             10,147   $    123,895           0.07%
                                                                                     ------------   ------------
  Total Financials                                                                   $    123,895           0.07%
                                                                                     ------------   ------------

  Health Care
     Alcon Inc                                                                 266   $     30,888           0.02%
                                                                                     ------------   ------------
  Total Health Care                                                                  $     30,888           0.02%
                                                                                     ------------   ------------

Total Switzerland                                                                    $    154,783           0.09%
                                                                                     ------------   ------------

Taiwan, Republic Of China
  Information Technology
     AU Optronics Corp Adr                                                  13,412   $    129,828           0.08%
                                                                                     ------------   ------------
  Total Information Technology                                                       $    129,828           0.08%
                                                                                     ------------   ------------

  Telecommunication Services
     Chunghwa Telecom Co Ltd Adr                                             2,160   $     42,746           0.03%
                                                                                     ------------   ------------
  Total Telecommunication Services                                                   $     42,746           0.03%
                                                                                     ------------   ------------

Total Taiwan, Republic Of China                                                      $    172,574           0.11%
                                                                                     ------------   ------------

Total Common Stocks (Non-United States)
  (proceeds - $39,995,458)                                                           $ 41,004,699          23.88%
                                                                                     ------------   ------------

Total investment securities sold short                                               $ 85,329,082          49.70%
  (proceeds - $83,881,956)                                                           ============   ============

--------------------------------------------------------------------------------

*    Non-income producing security.
*** Security did not pay a dividend during the previous twelve months. Adr American Depository Receipt.
RBS  The Royal Bank of Scotland.

                 See Accompanying Notes to Financial Statements.

                                    III - 43

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

-----------------------------------------------------------------------------------------------------------------------
                                                                                                  Maximum Number (or
                                                                          Total Number of         Approximate Dollar
                                                                          Shares Purchased as     Value) of Shares that
                                                                          Part of Publicly        May Yet Be Purchased
                          Total Number of         Average Price Paid      Announced Plans or      Under the Plans or
Period                    Shares Purchased        Per Share               Programs                Programs
-----------------------------------------------------------------------------------------------------------------------
1/01/2009
     To
1/31/2009                 None                    None                    None                    None
-----------------------------------------------------------------------------------------------------------------------
2/01/2009
     To
2/28/2009                 None                    None                    None                    None
-----------------------------------------------------------------------------------------------------------------------
3/01/2009
     To
3/31/2009                 7,665.572               $1,113.01               7,665.572 (1)           None
-----------------------------------------------------------------------------------------------------------------------
4/01/2009
     To
4/30/2009                 None                    None                    None                    None
-----------------------------------------------------------------------------------------------------------------------
5/01/2009
     To
5/31/2009                 None                    None                    None                    None
-----------------------------------------------------------------------------------------------------------------------
6/01/2009
     To
6/30/2009                 8,297.738               $1,044.85               8,297.738 (2)           None
-----------------------------------------------------------------------------------------------------------------------
Total                     15,963.310                                      15,963.310
-----------------------------------------------------------------------------------------------------------------------

1) These shares were repurchased in connection with the Trust's regular, quarterly repurchase offer announced on February 13, 2009 that expired on March 17, 2009. In connection with this repurchase offer, the Trust offered to repurchase up to 44,773.746 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust's net asset value per share as of March 31, 2009.

2) These shares were repurchased in connection with the Trust's regular, quarterly repurchase offer announced on May 15, 2009 that expired on June 16, 2009. In connection with this repurchase offer, the Trust offered to repurchase up to 43,130.373 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust's net asset value per share as of June 30, 2009.

Item 10. Submission of Matters to a Vote of Security Holders

None.

Item 11. Controls and Procedures

The registrant's principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)      (1)      Not Applicable.

         (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

         (3)      Not Applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        The Campbell Multi-Strategy Trust

By                /s/ Greg T. Donovan
                  -------------------
                  Greg T. Donovan, Chief Financial Officer

Date              September 8, 2009


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /s/ Theresa D. Becks
                  --------------------
                  Theresa D. Becks, Chief Executive Officer

Date              September 8, 2009


By                /s/ Greg T. Donovan
                  -------------------
                  Greg T. Donovan, Chief Financial Officer

Date              September 8, 2009